                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7440
                                    --------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                  (Address of principal executive offices)          (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2004 - May 31, 2005

ITEM 1.     REPORTS TO STOCKHOLDERS.

                      DFA Investment Dimensions Group Inc.

                        Emerging Markets Value Portfolio

                                       and

                  Dimensional Emerging Markets Value Fund Inc.

                               Semi-Annual Report

                          Six Months Ended May 31, 2005
                                   (Unaudited)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO

     Disclosure of Fund Expenses                                                   1
     Disclosure of Portfolio Holdings                                              2
     Statement of Assets and Liabilities                                           3
     Statement of Operations                                                       4
     Statements of Changes in Net Assets                                           5
     Financial Highlights                                                          6
     Notes to Financial Statements                                                 7

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Disclosure of Fund Expenses                                                   10
     Disclosure of Portfolio Holdings                                              11
     Schedule of Investments                                                       12
     Statement of Assets and Liabilities                                           17
     Statement of Operations                                                       18
     Statements of Changes in Net Assets                                           19
     Financial Highlights                                                          20
     Notes to Financial Statements                                                 21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                        25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                    26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                            FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005
EXPENSE TABLE
                                         BEGINNING       ENDING                        EXPENSES
                                          ACCOUNT        ACCOUNT     ANNUALIZED         PAID
                                           VALUE          VALUE        EXPENSE         DURING
                                         12/01/04       05/31/05        RATIO          PERIOD*
                                       ------------   ------------   ------------    ------------
Actual Fund Return                     $   1,000.00   $   1,070.30           0.71%   $       3.66
Hypothetical 5% Annual Return          $   1,000.00   $   1,021.46           0.71%   $       3.58

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                     100.0%
                                                                         -----
                                                                         100.0%
                                                                         =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
   (48,889,093 Shares, Cost $1,048,808) at Value+                        $    1,404,584
Receivables:
   Investment Securities Sold                                                       929
   Fund Shares Sold                                                               1,106
Prepaid Expenses and Other Assets                                                    13
                                                                         --------------
     Total Assets                                                             1,406,632
                                                                         --------------

LIABILITIES:
Payables:
   Fund Shares Redeemed                                                           2,035
   Due to Advisor                                                                   463
Accrued Expenses and Other Liabilities                                               29
                                                                         --------------
     Total Liabilities                                                            2,527
                                                                         --------------
NET ASSETS                                                               $    1,404,105
                                                                         ==============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 100,000,000 Shares)                                           74,002,165
                                                                         ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $        18.97
                                                                         ==============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.           $      8,053
                                                                                             ------------

EXPENSES
   Administrative Services                                                                          2,453
   Accounting & Transfer Agent Fees                                                                    10
   Legal Fees                                                                                           6
   Audit Fees                                                                                           1
   Filing Fees                                                                                         34
   Shareholders' Reports                                                                                6
   Directors' Fees and Expenses                                                                         4
   Other                                                                                                1
                                                                                             ------------
        Total Expenses                                                                              2,515
                                                                                             ------------
   NET INVESTMENT INCOME (LOSS)                                                                     5,538
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Dimensional Emerging Markets Value Fund Inc.           19,856
   Net Realized Gain (Loss) on Investment Securities Sold                                            (930)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                       29,934
                                                                                             ------------
NET GAIN (LOSS)                                                                                    48,860
                                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     54,398
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS        YEAR
                                                                                       ENDED          ENDED
                                                                                      MAY 31,        NOV.30,
                                                                                       2005           2004
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      5,538    $      8,355
   Capital Gain Distributions Received from Dimensional Emerging Markets Value
     Fund Inc.                                                                           19,856           4,408
   Net Realized Gain (Loss) on Investment Securities Sold                                  (930)         (2,987)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities             29,934         234,247
                                                                                   ------------    ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                  54,398         244,023
                                                                                   ------------    ------------

Distributions From:
   Net Investment Income                                                                 (6,785)        (12,625)
   Net Short-Term Gains                                                                  (1,064)           (803)
   Net Long-Term Gains                                                                   (3,734)             --
                                                                                   ------------    ------------
        Total Distributions                                                             (11,583)        (13,428)
                                                                                   ------------    ------------

Capital Share Transactions (1):
   Shares Issued                                                                        544,754         332,075
   Shares Issued in Lieu of Cash Distributions                                            7,948          10,785
   Shares Redeemed                                                                      (86,725)        (81,177)
                                                                                   ------------    ------------
        Net Increase (Decrease) from Capital Share Transactions                         465,977         261,683
                                                                                   ------------    ------------
        Total Increase (Decrease)                                                       508,792         492,278

NET ASSETS
   Beginning of Period                                                                  895,313         403,035
                                                                                   ------------    ------------
   End of Period                                                                   $  1,404,105    $    895,313
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        28,137          22,587
    Shares Issued in Lieu of Cash Distributions                                             424             778
    Shares Redeemed                                                                      (4,501)         (5,596)
                                                                                   ------------    ------------
                                                                                         24,060          17,769
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS           YEAR             YEAR
                                                                   ENDED             ENDED            ENDED
                                                                  MAY 31,          NOV. 30,         NOV. 30,
                                                                   2005              2004             2003
                                                               ------------      ------------     -----------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period                           $      17.93      $      12.53     $       8.42
                                                               ------------      ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.13              0.21             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                         1.12              5.54             4.13
                                                               ------------      ------------     ------------
     Total from Investment Operations                                  1.25              5.75             4.32
                                                               ------------      ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.14)            (0.35)           (0.14)
   Net Realized Gains                                                 (0.07)               --            (0.07)
                                                               ------------      ------------     ------------
     Total Distributions                                              (0.21)            (0.35)           (0.21)
                                                               ------------      ------------     ------------
Net Asset Value, End of Period                                 $      18.97      $      17.93     $      12.53
                                                               ============      ============     ============
Total Return                                                           7.03%***         46.76%           52.59%
                                                               ------------      ------------     ------------

Net Assets, End of Period (thousands)                          $  1,404,105      $    895,313     $    403,035
Ratio of Expenses to Average Net Assets**                              0.71%*            0.77%            0.86%
Ratio of Net Investment Income to Average Net Assets                   0.91%*            1.37%            2.41%
Portfolio Turnover Rate of Master Fund Series                             3%***             8%              10%

                                                                    YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED
                                                                  NOV. 30,         NOV. 30,         NOV. 30,
                                                                    2002             2001             2000
                                                               ------------     ------------     ------------
Net Asset Value, Beginning of Period                           $       8.43     $       8.97     $      13.67
                                                               ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.18             0.18             0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                         0.49            (0.58)           (3.56)
                                                               ------------     ------------     ------------
     Total from Investment Operations                                  0.67            (0.40)           (3.46)
                                                               ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.23)           (0.09)           (0.11)
   Net Realized Gains                                                 (0.45)           (0.05)           (1.13)
                                                               ------------     ------------     ------------
     Total Distributions                                              (0.68)           (0.14)           (1.24)
                                                               ------------     ------------     ------------
Net Asset Value, End of Period                                 $       8.42     $       8.43     $       8.97
                                                               ============     ============     ============
Total Return                                                           8.29%           (4.60)%         (28.30)%
                                                               ------------     ------------     ------------

Net Assets, End of Period (thousands)                          $    118,516     $     60,999     $     44,658
Ratio of Expenses to Average Net Assets**                              0.85%            1.00%            1.04%
Ratio of Net Investment Income to Average Net Assets                   2.10%            2.34%            0.76%
Portfolio Turnover Rate of Master Fund Series                            15%              19%              19%

----------
*    Annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
***  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-seven portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-six are presented within four separate reports.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2005, the Portfolio owned 83% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $18,388.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     Certain officers of the Group are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                    ORDINARY
                                   INCOME AND
                                   SHORT-TERM       LONG-TERM
                                 CAPITAL GAINS     CAPITAL GAINS       TOTAL
                                 --------------   --------------   --------------
2004                             $       12,625   $          803   $       13,428
2003                                      1,969            1,048            3,017

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                TOTAL NET
                                                              DISTRIBUTABLE
                   UNDISTRIBUTED        UNDISTRIBUTED           EARNINGS/
                  NET INVESTMENT          LONG-TERM            (ACCUMULATED
                      INCOME            CAPITAL GAINS            LOSSES)
                  --------------        -------------         -------------
                        --              $       2,916         $       2,916

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
            FEDERAL             UNREALIZED            UNREALIZED         APPRECIATION/
           TAX COST            APPRECIATION          DEPRECIATION        (DEPRECIATION)
          ----------           ------------          ------------        --------------
         $ 1,061,972           $    355,776          $    (13,165)       $      342,611

E.  COMPONENTS OF NET ASSETS

     At May 31, 2005 net assets consisted of (amounts in thousands):

                                                      ACCUMULATED           UNREALIZED
                                ACCUMULATED           NET REALIZED         APPRECIATION
                                    NET               GAIN (LOSS)         (DEPRECIATION)
             PAID-IN             INVESTMENT          OF INVESTMENT        OF INVESTMENT           TOTAL
             CAPITAL           INCOME (LOSS)           SECURITIES           SECURITIES          NET ASSETS
           ----------          -------------         -------------        --------------        ----------
          $ 1,044,881          $      (1,255)        $       4,703        $      355,776       $ 1,404,105

F.  LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                                  FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005
EXPENSE TABLE
                                         BEGINNING       ENDING                        EXPENSES
                                          ACCOUNT        ACCOUNT     ANNUALIZED         PAID
                                           VALUE          VALUE       EXPENSE          DURING
                                         12/01/04       05/31/05       RATIO           PERIOD*
                                       ------------   ------------   ------------    ------------
  Actual Fund Return                   $   1,000.00   $   1,072.90           0.29%   $       1.50
  Hypothetical 5% Annual Return        $   1,000.00   $   1,023.55           0.29%   $       1.46

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                       25.0%
Materials                                                        21.3
Industrials                                                      16.6
Consumer Discretionary                                            9.8
Consumer Staples                                                  7.9
Information Technology                                            6.1
Utilities                                                         3.7
Energy                                                            3.4
Other                                                             2.5
Telecommunication Services                                        2.3
Health Care                                                       1.4
                                                                -----
                                                                100.0%
                                                                =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
TAIWAN -- (12.6%)
COMMON STOCKS -- (12.5%)
      *   A.G.V. Products Corp.                                                   327,000   $        78,754
          Ability Enterprise Co., Ltd.                                            271,000           124,590
          Abit Computer Co., Ltd.                                                 835,498            40,490
      *   Abocom Systems, Inc.                                                    105,000            36,963
      *   Accton Technology Corp.                                                 855,000           430,989
          Acer, Inc.                                                            1,544,235         2,921,761
      *   Allis Electric Co., Ltd.                                                 86,320            16,819
          Altek Corp.                                                              36,000            35,574
      *   Ambassador Hotel                                                        605,000           490,917
          Amtran Technology Co., Ltd.                                             680,324           347,467
      *   Apex Science & Engineering Corp.                                        103,000            14,555
      *   Arima Computer Corp.                                                  1,851,000           447,114
          Asia Cement Corp.                                                     6,392,115         4,086,269
          Asia Chemical Corp.                                                     357,000            99,253
          Asia Polymer Corp.                                                      272,160           126,746
      *   Askey Computer Co., Ltd.                                                723,917           409,110
          Audix Co., Ltd.                                                          56,000            65,766
      *   Aurora Corp.                                                            448,650           270,083
          Aurora Systems Corp.                                                    157,000            69,059
          Avision, Inc.                                                           240,000           122,081
          Bank of Kaohsiung Co., Ltd.                                             966,622           645,777
      *   Behavior Tech Computer Corp.                                            544,000           191,987
      *   Bes Engineering Corp.                                                 2,010,089           280,364
      *   Carnival Industrial Corp.                                               336,000            70,932
          Cathay Chemical Works, Inc.                                             131,000            37,929
          Cathay Real Estate Development Co., Ltd.                              2,493,421         1,044,444
      *   Central Insurance Co., Ltd.                                             336,020           104,357
          Central Reinsurance Co., Ltd.                                           538,550           216,652
      *   Chang Hwa Commercial Bank                                            10,732,459         6,030,722
      *   Chang-Ho Fibre Corp.                                                     50,000            21,217
      *   Charoen Pokphand Enterprises Co., Ltd.                                   96,000            15,288
          Cheng Loong Corp.                                                     1,798,480           559,929
      *   Chia Her Industrial Co., Ltd.                                           699,000            44,475
      *   Chia Hsin Cement Corp.                                                1,216,000           443,889
      *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                              812,250            71,018
          Chia-I Industrial Co., Ltd.                                             474,000            91,540
      *   Chien Tai Cement Co., Ltd.                                              282,238             7,049
          China Airlines                                                        9,373,939         5,188,714
          China Chemical & Pharmaceutical Co.                                     300,240           114,384
      *   China Development Financial Holding Corp.                            20,000,000         7,617,330
          China Electric Manufacturing Co., Ltd.                                  306,000            89,574
      *   China General Plastics Corp.                                            314,000            89,709
      *   China Glaze Co., Ltd.                                                    54,000            11,329

      *   China Life Insurance Co., Ltd.                                        1,148,763           488,731
      *   China Man-Made Fiber Co., Ltd.                                          952,020           408,161
          China Motor Co., Ltd.                                                 3,157,000         3,247,583
      *   China Petrochemical Development Corp.                                 2,716,000           646,830
      *   China Rebar Co., Ltd.                                                 1,009,328            84,913
          China Steel Structure Co., Ltd.                                         173,873            80,357
      *   China Synthetic Rubber Corp.                                            497,948           165,330
      *   China United Trust & Investment Corp.                                   534,289            65,689
      *   China Wire & Cable Co., Ltd.                                            379,000            48,729
          Chinatrust Financial Holdings Co., Ltd.                                 241,686           271,513
          Chin-Poon Industrial Co., Ltd.                                          514,716           283,164
      *   Chun Yu Works & Co., Ltd.                                               230,000            56,185
          Chun Yuan Steel Industrial Co., Ltd.                                    756,050           435,915
          Chung Hsin Electric & Machinery Co., Ltd.                               646,000           278,434
          Chung Hwa Pulp Corp.                                                    999,419           336,961
      *   Chung Shing Textile Co., Ltd.                                           228,600             2,941
      *   Chungwa Picture Tubes Co., Ltd.                                      15,536,000         6,802,487
          Clevo Co.                                                               822,848           282,376
          CMC Magnetics Corp.                                                   7,126,000         3,289,183
          Collins Co., Ltd.                                                       328,758           109,914
          Compal Electronics, Inc.                                              2,118,000         2,025,155
      *   Compeq Manufacturing Co., Ltd.                                        1,514,000           502,022
      *   Compex International Co. Ltd.                                            46,400               296
          Continental Engineering Corp.                                         1,840,965           817,978
      *   Cosmos Bank Taiwan                                                    4,232,000         2,009,236
          CTCI Corp.                                                            1,049,154           554,437
          Cyntec Co., Ltd.                                                         33,600            28,354
      *   Da-Cin Construction Co., Ltd.                                           229,000            58,369
      *   Delpha Construction Co., Ltd.                                           228,044            30,020
          Der Pao Construction Co., Ltd.                                          483,000           108,613
          DFI, Inc.                                                                64,000            38,046
          Edom Technology Co., Ltd.                                                68,000            56,071
          Elan Microelectronincs Corp.                                             45,000            21,859
      *   Elite Material Co., Ltd.                                                 93,000            20,942
          Elitegroup Computer Systems Co., Ltd.                                 1,384,250           881,334
      *   Enlight Corp.                                                           250,000            79,424
      *   EnTie Commercial Bank                                                 3,763,474         1,297,577
      *   ET Internet Technology Corp.                                            354,676           141,002
          Eten Information Systems, Ltd.                                          134,000            91,948
          Eternal Chemical Co., Ltd.                                            1,075,000           720,217
      *   Eva Airways Corp.                                                     9,548,071         4,729,757
      *   Ever Fortune Industrial Co., Ltd.                                       409,000             4,303
      *   Everest Textile Co., Ltd.                                               432,177            96,135
          Evergreen International Storage & Transport Corp.                     2,303,000           877,084
          Evergreen Marine Corp., Ltd.                                          2,170,457         1,941,335
          Everlight Chemical Industrial Corp.                                     306,950            93,429
      *   Everspring Industry Co., Ltd.                                           206,000            46,420
          Far East Department Stores, Ltd.                                      2,431,000         1,331,777
          Far East Textile, Ltd.                                               10,566,613         7,916,095
      *   Far Eastern International Bank                                          825,000           449,199
          Federal Corp.                                                           353,000           188,818
      *   FIC Global, Inc.                                                        640,080            77,607
          First Copper Technology Co., Ltd.                                       322,750            82,890

      *   First Financial Holding Co., Ltd.                                     3,071,000         2,493,860
          First Hotel                                                             130,380            93,329
          Formosa Taffeta Co., Ltd.                                             4,993,706         2,437,007
      *   Formosan Rubber Group, Inc.                                             562,000           225,684
          Formosan Union Chemical Corp.                                           195,247            66,493
          Fortune Electric Co., Ltd.                                              191,000            55,598
      *   Fu I Industrial Co., Ltd.                                               264,000            49,321
          Fuh-Hwa Financial Holding Co., Ltd.                                   6,221,953         3,295,759
          Fwuson Industry Co., Ltd.                                               302,000            48,663
      *   G.T.M. Corp.                                                            133,000            43,233
      *   Giga Storage Corp.                                                      209,898            64,979
          Giga-Byte Technology Co., Ltd.                                        1,190,750         1,304,808
      *   Gold Circuit Electronics, Ltd.                                          714,140           320,668
      *   Goldsun Development & Construction Co., Ltd.                          1,691,000           396,503
      *   Grand Pacific Petrochemical Corp.                                       347,000           100,905
          Great China Metal Industry Co., Ltd.                                    461,000           226,541
          Great Wall Enterprise Co., Ltd.                                         376,980           109,194
      *   Helix Co., Ltd                                                          158,211            26,058
          Hey Song Corp.                                                          763,000           233,343
          Ho Tung Holding Corp.                                                   781,628           180,247
      *   Hocheng Corp.                                                           364,000            88,942
          Hong Ho Precision Textile Co., Ltd.                                      93,889             9,837
          Hong Tai Electric Industrial Co., Ltd.                                  282,000            77,367
      *   Hsinchu International Bank                                            1,615,834           947,049
          Hsing Ta Cement Co., Ltd.                                               376,980           109,357
          Hua Eng Wire & Cable Co., Ltd.                                          702,035           134,971
          Hua Nan Financial Holding Co., Ltd.                                      80,774            62,351
      *   Hualon Corp.                                                            257,040             8,851
      *   Hung Ching Development & Construction Co., Ltd.                         528,000            60,654
          Hung Poo Construction Corp.                                             430,000           306,722
      *   Hung Sheng Construction Co., Ltd.                                       981,000           499,243
          International Bank of Taipei                                          3,672,734         2,523,717
          Inventec Corp.                                                        5,395,550         2,492,740
      *   Jean Co., Ltd.                                                          154,000            34,980
          Jui Li Enterprise Co., Ltd.                                             195,000            46,660
          Jung Shing Wire Co., Ltd.                                               123,000            38,359
          Kang Na Hsiung Co., Ltd.                                                 74,271            31,092
      *   Kao Hsing Chang Iron & Steel Corp.                                      520,000           138,996
      *   Kee Tai Properties Co., Ltd.                                            272,000            49,271
          King Yuan Electronics Co., Ltd.                                       1,397,172         1,268,078
      *   Kingdom Construction Co., Ltd.                                          464,000           109,837
          Kinpo Electronics, Inc.                                               2,613,240         1,129,527
          Knowledge-Yield-Excellence Systems Corp.                                289,000           212,797
      *   Kuoyang Construction Co., Ltd.                                          136,029            38,966
      *   Kwong Fong Industries Corp.                                             230,000            24,373
          Lan Fa Textile Co., Ltd.                                                301,395            69,962
      *   Lead Data Co., Ltd.                                                     444,140            76,871
      *   Leadtek Research, Inc.                                                  112,000            56,100
      *   Lealea Enterprise Co., Ltd.                                             658,000            86,454
          Lee Chang Yung Chemical Industry Corp.                                  857,501           438,866
      *   Lee Chi Enterprises Co., Ltd.                                           196,000            47,063
      *   Lelon Co., Ltd.                                                         132,118            51,224
      *   Leofoo Development Co., Ltd.                                            238,000           142,762
      *   Les Enphants Co., Ltd.                                                  126,000            64,071

      *   Li Peng Enterprise Co., Ltd.                                            694,000           143,340
          Li Shin International Enterprise Corp.                                   39,900            21,096
          Lien Hwa Industrial Corp.                                             1,116,000           376,956
          Lingsen Precision Industries, Ltd.                                      211,320            81,792
          Long Bon Development Co., Ltd.                                          694,000           191,143
          Long Chen Paper Co., Ltd.                                               628,000           158,541
          Lucky Cement Corp.                                                      449,000           101,936
      *   Luxon Electronics Corp.                                                 313,400            44,846
      *   Macronix International Co., Ltd.                                      8,709,000         1,363,361
          Mega Financial Holding Co., Ltd.                                     18,530,000        12,005,790
      *   Megamedia Corp.                                                          65,782               545
          Mercuries & Associates, Ltd.                                            706,980           179,039
          Mercuries Data Co., Ltd.                                                142,657            41,412
          Merida Industry Co., Ltd.                                               171,000           107,520
      *   Microelectronics Technology, Inc.                                       621,000           248,046
          Micro-Star International Co., Ltd.                                    1,471,400         1,142,865
      *   Microtek International, Inc.                                            115,062            17,933
          Mitac International Corp.                                             2,265,120         2,411,355
          Mitac Technology Corp.                                                  171,000           128,962
          Mustek Systems, Inc.                                                    250,500            68,248
      *   Namchow Chemical Industrial Co., Ltd.                                   164,057            26,404
      *   Nankang Rubber Tire Co., Ltd.                                           104,312            96,653
          Nantex Industry Co., Ltd.                                               186,430            70,144
      *   New Asia Construction & Development Co., Ltd.                           146,000            16,666
          Nien Hsing Textile Co., Ltd.                                            118,000            98,564
          Ocean Plastics Co., Ltd.                                                128,000            45,106
      *   Opto Tech Corp.                                                         483,000           110,587
      *   Orient Semiconductor Electronics, Ltd.                                  648,713            56,050
      *   Pacific Construction Co., Ltd.                                          324,256            18,127
      *   Pacific Electric Wire & Cable Corp.                                   1,873,020            31,053
          Pan Jit International, Inc.                                             157,000            78,146
          Pan Overseas Electronics Co., Ltd.                                      187,864            46,038
      *   Pan-International Industrial Corp.                                      198,450           281,267
          Phihong Technology Co., Ltd.                                            239,110            71,670
          Phoenix Precision Technology Corp.                                      602,000           597,276
      *   Picvue Electronics, Ltd.                                                604,000            68,764
          Premier Image Technology Corp.                                          209,000           232,108
          Primax Electronics, Ltd.                                                484,744           115,955
      *   Prince Housing & Development Corp.                                    1,536,000           389,815
      *   Procomp Informatics, Ltd.                                               391,440                 0
          Prodisc Technology, Inc.                                              1,339,157           452,419
      *   Radium Life Tech Corp.                                                   85,534            43,902
          Ralec Electronic Corp.                                                  172,450            72,967
          Realtek Semiconductor Corp.                                           1,364,000         1,381,094
      *   Rectron, Ltd.                                                            78,300            10,893
          Rexon Industrial Corp., Ltd.                                            218,820            67,432
          Ritek Corp.                                                           3,638,518         1,275,854
      *   Ruentex Development Co., Ltd.                                         1,099,000           225,098
          Sampo Corp.                                                           2,082,850           361,512
      *   San Fang Chemical Industry Co., Ltd.                                    207,280           119,366
          Sanyang Industrial Co., Ltd.                                          1,570,000           685,877
          Sanyo Electric Co., Ltd.                                                451,000           241,667
      *   SDI Corp.                                                               191,483            71,271
          Sheng Yu Steel Co., Ltd.                                                  5,000             5,230
          Shihlin Electric & Engineering Corp.                                  1,048,000           750,104

      *   Shihlin Paper Corp.                                                     400,000           281,475
          Shinkong Co., Ltd.                                                      186,190            89,761
      *   Shinkong Synthetic Fibers Co., Ltd.                                   2,561,000           535,229
          Shinung Corp.                                                           290,700            61,683
          Shuttle, Inc.                                                           204,000           104,757
      *   Silicon Integrated Systems Corp.                                      2,630,423         1,427,225
          Siliconware Precision Industries Co., Ltd.                            1,128,000         1,068,941
      *   Sin Yih Ceramic Co., Ltd.                                               211,000            44,052
          Sincere Navigation Corp.                                                382,052           414,414
      *   Sinkong Spinning Co., Ltd.                                              195,000            69,107
          SinoPac Holdings Co., Ltd.                                            6,415,997         3,415,298
      *   Sintek Photronics Corp.                                               1,334,000           580,187
      *   Siward Crystal Technology Co., Ltd.                                      40,789            20,437
      *   Solomon Technology Corp.                                                338,000            65,495
      *   South East Soda Manufacturing Co., Ltd.                                 233,000            52,920
      *   Southeast Cement Co., Ltd.                                              656,700           129,676
      *   Space Shuttle Hi-Tech Co., Ltd.                                         177,000            19,808
          Standard Foods Taiwan, Ltd.                                             288,000           105,340
          Stark Technology, Inc.                                                  150,000            72,659
          Sunonwealth Electric Machine Industry Co., Ltd.                          21,000             8,877
          Systex Corp., Ltd.                                                    1,541,341           505,839
          Ta Chen Stainless Pipe Co., Ltd.                                         81,000            39,642
      *   Ta Chong Bank                                                         2,711,906           812,719
      *   Ta Jung Transportation Co., Ltd.                                        602,000           153,812
          Ta Ya Electric Wire & Cable Co., Ltd.                                   621,860           190,566
          Tah Hsin Industrial Corp.                                               268,000            94,651
          Ta-I Technology Co., Ltd.                                               151,200            89,150
      *   Taichung Commercial Bank                                              2,479,000           704,883
      *   Tainan Business Bank                                                    749,000           277,888
          Tainan Spinning Co., Ltd.                                             3,261,000           748,443
      *   Taita Chemical Co., Ltd.                                                223,000            62,452
      *   Taitung Business Bank                                                   163,395            33,068
      *   Taiwan Business Bank                                                 11,323,412         3,592,081
          Taiwan Cement Corp.                                                   7,528,763         4,273,469
          Taiwan Fire & Marine Insurance Co., Ltd.                                406,077           196,903
      *   Taiwan Flourescent Lamp Co., Ltd.                                       124,000            49,315
          Taiwan Glass Ind. Corp.                                               2,245,896         2,138,904
      *   Taiwan Kolin Co., Ltd.                                                  905,000           241,411
          Taiwan Mask Corp.                                                       525,000           237,761
          Taiwan Navigation Co., Ltd.                                             116,354            86,365
      *   Taiwan Pulp & Paper Corp.                                               238,000            55,043
          Taiwan Sakura Corp.                                                     252,900            63,902
          Taiwan Sogo Shinkong Security Co., Ltd.                                 563,860           337,559
      *   Taiwan Tea Corp.                                                        992,215           151,789
      *   Tatung Co., Ltd.                                                      9,309,000         2,966,840
      *   Tay-Shan Enterprises Co., Ltd.                                          372,320            73,067
          Teapo Electronic Corp.                                                   80,580            19,742
          Teco Electric & Machinery Co., Ltd.                                   3,789,834         1,098,094
          Tecom, Ltd.                                                             406,753           195,790
          Test-Rite International Co., Ltd.                                        97,005            61,478
      *   The Chinese Bank                                                      2,740,000           433,166
      *   The Farmers Bank of China                                             3,670,160         1,161,097
          The First Insurance Co., Ltd.                                           203,840           104,712
          Ton Yi Industrial Corp.                                               4,114,810         1,021,162

          Tsann Kuen Enterprise Co., Ltd.                                         253,870           295,580
          TSRC Corp.                                                            1,141,000           567,709
          Tung Ho Steel Enterprise Corp.                                          722,323           459,514
      *   Twinhead International Corp.                                            211,017            33,846
          TYC Brother Industrial Co., Ltd.                                        261,000           190,285
      *   Tycoons Group Enterprise Co., Ltd.                                      401,000            92,707
          Ulead Systems, Inc.                                                      66,000            59,266
      *   Union Bank of Taiwan                                                  3,637,577         1,114,658
      *   Union Insurance Co., Ltd.                                               787,454           181,159
          Uni-President Enterprises Corp.                                       7,962,130         3,591,312
      *   Unitech Printed Circuit Board Corp.                                     433,000           140,206
          United Epitaxy Co., Ltd.                                                421,978           230,301
      *   United Microelectronics Corp.                                        29,761,000        20,051,403
      *   Universal Cement Corp.                                                  465,360           164,664
      *   Universal Microelectronics Co., Ltd.                                     69,010            21,206
          Universal Scientific Industrial Co., Ltd.                             1,316,800           499,416
          UPC Technology Corp.                                                  1,370,840           481,150
          USI Corp.                                                             1,432,000           470,987
      *   U-TECH Media Corp.                                                      120,000            47,250
      *   Ve Wong Corp.                                                           177,000            46,289
      *   Via Technologies, Inc.                                                2,917,402         1,887,443
      *   Visual Photonics Epitacy Co., Ltd.                                       86,000            19,422
      *   Walsin Lihwa Corp.                                                    7,240,000         3,019,884
          Walsin Technology Corp., Ltd.                                           550,191           296,631
          Wan Hwa Enterprise Co., Ltd.                                            260,590           113,092
          Waterland Financial Holdings                                          4,553,000         1,911,276
      *   Wei Chih Steel Industrial Co., Ltd.                                     211,898            33,317
      *   Wei Chuan Food Corp.                                                    420,000           127,672
          Weltrend Semiconductor, Inc.                                            106,000            39,756
      *   Winbond Electronics Corp.                                             9,457,000         3,032,711
          Wintek Corp.                                                            128,432           172,308
          Wistron Corp.                                                         2,039,101         1,433,670
          World Peace Industrial Co., Ltd.                                        314,700           180,437
          Wus Printed Circuit Co., Ltd.                                           617,406           219,129
      *   Yageo Corp.                                                           4,270,840         1,613,497
          Yang Ming Marine Transport Corp.                                      1,078,058           945,670
      *   Yi Jinn Industrial Co., Ltd.                                            387,000            46,217
          Yieh Phui Enterprise Co., Ltd.                                        1,882,478           961,579
          Yosun Industrial Corp.                                                  286,116           194,804
          Yuen Foong Yu Paper Manufacturing Co., Ltd.                           2,827,926         1,069,148
          Yulon Motor Co., Ltd.                                                 3,867,263         4,482,480
          Yung Chi Paint & Varnish Manufacturing Co., Ltd.                          1,000             1,309
          Yung Shin Pharmaceutical Industrial Co., Ltd.                           268,000           267,310
          Yung Tay Engineering Co., Ltd.                                          574,000           299,626
          Zig Sheng Industrial Co., Ltd.                                          477,764           131,467
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $197,469,867)                                                                             210,305,089
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.1%)
      *   Taiwan Dollar                                                                           2,130,393
                                                                                            ---------------
(Cost $2,140,116)
TOTAL -- TAIWAN
(Cost $199,609,983)                                                                             212,435,482
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
SOUTH KOREA -- (12.5%)
COMMON STOCKS -- (12.5%)
          Aekyung Petrochemical Co., Ltd.                                          10,140           188,134
      *   Anam Semiconductor, Inc.                                                519,149         1,091,486
          Asia Cement Manufacturing Co., Ltd.                                       9,438           318,175
          AUK Corp.                                                                24,000            82,155
          Baiksan Co., Ltd.                                                        41,550            41,134
      *   Boo Kook Securities Co., Ltd.                                            17,385           112,801
          BYC Co., Ltd.                                                               810            44,933
      *   Byuck San Corp.                                                           2,132            34,625
          Byuck San Engineering and Construction Co., Ltd.                         87,860           429,347
      *   Capro Corp.                                                              16,830            83,294
          Cheil Industrial, Inc.                                                   95,804         1,576,163
      *   Cho Kwang Leather Co., Ltd.                                               4,860            15,382
          Choil Aluminium Manufacturing Co., Ltd.                                   5,770            35,854
          Chon Bang Co., Ltd.                                                       2,520            87,740
          Chong Kun Dang Pharmaceutical Corp.                                      11,299           140,151
          Choongwae Pharmaceutical Corp.                                            9,816           238,866
          Chosun Refractories Co., Ltd.                                             7,370           203,753
      *   CKD Bio Corp.                                                             3,109            18,584
          D.I Corp.                                                                65,430           179,544
      *   Dacom Corp.                                                              36,810           353,546
          Dae Chang Industrial Co.                                                  6,170            24,070
          Dae Dong Industrial Co., Ltd.                                             3,930            25,876
          Dae Han Fire & Marine Insurance Co., Ltd.                                12,610            67,149
          Dae Sang Corp.                                                           82,740           387,572
          Dae Won Kang Up Co., Ltd.                                                13,100           240,240
      *   Dae Young Packaging Co., Ltd.                                           356,210            50,845
          Daeduck Electronics Co., Ltd.                                            58,160           460,343
          Daeduck Industries Co., Ltd.                                             39,860           375,387
          Daegu Bank Co., Ltd.                                                    193,922         1,514,121
          Daehan Flour Mills Co., Ltd.                                              2,525           209,051
          Daehan Synthetic Fiber Co., Ltd.                                          2,000            63,080
          Daelim Industrial Co., Ltd.                                              70,240         3,368,644
          Daelim Trading Co., Ltd.                                                 27,140           110,112
          Daesung Industrial Co., Ltd.                                              7,690           232,865
          Daewoo Engineering & Construction Co., Ltd.                             819,780         5,736,840
          Daewoo International Corp.                                               64,190           943,227
          Daewoo Motor Sales Corp.                                                 61,560           701,204
      *   Daewoo Securities Co., Ltd.                                             495,270         3,279,349
          Daewoong Co., Ltd.                                                       12,340           115,615
          Dahaam E-Tec Co., Ltd.                                                    5,985            82,554
          Daishin Securities Co., Ltd.                                            103,481         1,318,578
          Daiyang Metal Co., Ltd.                                                  40,000            63,454
      *   Daou Technology, Inc.                                                    60,000            95,061
          DC Chemical Co., Ltd.                                                    38,990           794,967
      *   Dong Ah Tire Industrial Co., Ltd.                                        43,904           217,838
          Dong Bu Insurance Co., Ltd.                                             132,650         1,122,563
      *   Dong Hai Pulp Co., Ltd.                                                  14,310            33,875
          Dong IL Rubber Belt Co., Ltd.                                             7,744            16,086
          Dong Wha Pharmaceutical Industries Co.                                    5,167            70,462

      *   Dong Won Co., Ltd.                                                        5,520            62,634
          Dong Yang Department Store Co., Ltd.                                      9,000            69,860
          Dong-A Pharmaceutical Co., Ltd.                                          20,320           755,818
          Dongbu Corp.                                                             46,410           537,308
          Dongbu Hannong Chemical Co., Ltd.                                        14,890           255,126
          Dongbu Securities Co., Ltd.                                              22,040            79,532
          Dongbu Steel Co., Ltd.                                                   46,108           471,909
          Dong-Il Corp.                                                             4,205           133,621
          Dongkook Industries Co., Ltd.                                             1,620             6,151
          Dongkuk Steel Mill Co., Ltd.                                            155,862         2,548,275
      *   Dongsu Industrial Co., Ltd.                                              15,408           183,001
          Dongsung Chemical Co., Ltd.                                               3,770            24,990
          Dongwon F&B Co., Ltd.                                                     6,666           355,309
          Dongwon Financial Holding Co., Ltd.                                     116,926         1,960,752
          Dongwon Industries Co., Ltd.                                              1,876            30,113
          Dongyang Express & Construction Corp.                                     5,250           114,185
          Dongyang Mechatronics Corp.                                              20,680            71,921
      *   Doosan Corp.                                                             47,020           496,292
          Doosan Heavy Industries & Construction Co., Ltd.                        400,500         5,512,737
      *   Doosan Industrial Development Co., Ltd.                                 193,240           954,468
          DPI Co., Ltd.                                                            33,340           165,765
          Duck Yang Industry Co., Ltd.                                              4,000            42,869
          Enex Co., Ltd.                                                            5,960            34,129
          F&F Co., Ltd.                                                            23,100            46,714
      *   First Fire & Marine Insurance Co., Ltd.                                  40,160            66,375
      *   Firstech Co., Ltd.                                                       28,190            43,694
      *   FNC Kolon Corp.                                                          11,960            85,493
          Fursys, Inc.                                                             24,120           381,678
          Global & Yuasa Battery Co., Ltd.                                         11,600            27,819
          Green Cross Corp.                                                        10,540           326,121
          Gwangju Shinsegae Co., Ltd.                                               1,590           125,617
          Halla Engineering & Construction Corp.                                    7,450           120,056
          Han Kuk Carbon Co., Ltd.                                                 25,070            68,694
          Han Wha Corp.                                                           146,740         2,374,047
          Han Yang Securities Co., Ltd.                                            24,940            88,546
          Hana Securities Co., Ltd.                                                40,790           416,954
          Handok Pharmaceuticals Co., Ltd.                                         18,150           197,882
          Handsome Corp.                                                           35,380           380,080
          Hanil Cement Manufacturing Co., Ltd.                                     18,013           996,512
          Hanil E-wha Co., Ltd.                                                    79,730           123,357
          Hanil Iron & Steel Co., Ltd.                                              1,815            37,671
          Hanjin Heavy Industry Co., Ltd.                                         165,520         1,955,105
          Hanjin Transportation Co., Ltd.                                          23,460           289,665
      *   Hankook Core Co., Ltd.                                                    7,001                 0
          Hankook Cosmetics Co., Ltd.                                              30,000            64,182
          Hankook Tire Manufacturing Co., Ltd.                                    150,550         1,699,498
          Hankuk Electric Glass Co., Ltd.                                          23,010         1,007,707
          Hankuk Glass Industries, Inc.                                            22,200         1,272,622
          Hankuk Paper Manufacturing Co., Ltd.                                      9,800           348,721
      *   Hanmi Capital Co., Ltd.                                                  28,690           159,217
          Hansae Co., Ltd.                                                          3,260            39,344
          Hansol Chemical Co., Ltd.                                                12,467            80,600
          Hansol CSN Co., Ltd.                                                    103,640           147,984
          Hansol Paper Co., Ltd.                                                  102,044           991,153

      *   Hansol Telecom Co., Ltd.                                                    547             7,873
          Hanssem Co., Ltd.                                                        12,390            76,823
          Hanwha Chemical Corp.                                                   246,060         2,636,568
          Hanwha Securities Co., Ltd.                                              62,690           296,766
          Heesung Cable, Ltd.                                                       3,660            47,123
          Histeel Co., Ltd.                                                         1,188            18,792
      *   Honam Petrochemical Corp.                                                21,360           837,182
          Hotel Shilla, Ltd.                                                       76,920           524,738
          HS R&A Co., Ltd.                                                          4,980            44,801
          Huchems Fine Chemical Corp.                                              45,340           233,775
      *   Huneed Technologies Co., Ltd.                                            90,030            36,966
          Husteel Co., Ltd.                                                        10,370           146,281
          Hwa Sung Industrial Co.                                                  26,510           156,884
          Hwashin Co., Ltd.                                                        42,000            64,462
          Hyosung T & C Co., Ltd.                                                  72,817           801,895
          Hyundai Cement Co., Ltd.                                                 15,435           427,117
      *   Hyundai Corp.                                                             6,015            38,659
          Hyundai Department Store Co., Ltd.                                       37,908         1,790,195
          Hyundai Department Store H & S Co., Ltd.                                  8,362           249,251
          Hyundai Development Co.                                                 160,560         3,381,813
          Hyundai Elevator Co., Ltd.                                               12,210           522,500
          Hyundai Heavy Industries Co., Ltd.                                      189,160         9,895,943
          Hyundai Hysco                                                           170,820         2,038,629
          Hyundai Marine & Fire Insurance Co., Ltd.                               127,340           698,190
      *   Hyundai Merchant Marine Co., Ltd.                                       193,270         3,062,097
          Hyundai Mipo Dockyard Co., Ltd.                                          15,693           987,135
          Hyundai Motor Co., Ltd.                                                 446,030        24,988,826
          Hyundai Pharmaceutical Ind. Co., Ltd.                                     4,200            60,528
      *   Hyundai Securities Co., Ltd.                                            249,730         1,681,820
          Il Dong Pharmaceutical Co., Ltd.                                          5,840           147,096
          Il Yang Pharmaceutical Co., Ltd.                                          6,107            50,263
          Iljin Diamond Co., Ltd.                                                   9,368            90,751
      *   Iljin Display Co., Ltd.                                                   5,361            58,597
          Iljin Electric, Ltd.                                                     26,530            63,400
          Ilshin Spinning Co., Ltd.                                                 3,600           146,849
          Ilsung Pharmaceutical Co., Ltd.                                           3,990            94,577
          INI Steel Co., Ltd.                                                     235,930         3,469,070
          ISU Chemical Co., Ltd.                                                   14,350           151,392
          Jeil Pharmaceutical Co.                                                   2,220           127,609
          Jeonbuk Bank, Ltd.                                                       54,559           256,301
      *   Jinro, Ltd.                                                                 407            18,179
          Joongang Constuction Co., Ltd.                                            9,880           132,562
      *   Keang Nam Enterprises Co., Ltd.                                          19,942           174,524
          KEC Corp.                                                               155,000           238,655
          Keyang Electric Machinery Co., Ltd.                                      71,760            92,878
          KG Chemical Corp.                                                        11,123            59,634
          Kia Motors Corp.                                                        899,680        12,798,297
          Kodenshi Korea Corp.                                                     38,000            76,793
          Kolon Chemical Co., Ltd.                                                 20,220           147,983
      *   Kolon Engineering & Construction Co., Ltd.                               37,850           192,457
      *   Kolon Industries, Inc.                                                   32,379           235,242
      *   Kolon International Corp.                                                 1,905             8,149
          Korea Cast Iron Pipe Co., Ltd.                                           44,688           142,182
          Korea Circuit Co.                                                        31,660           162,431

          Korea Development Co., Ltd.                                              23,520           477,686
      *   Korea Development Leasing Corp.                                           6,348           180,340
          Korea Electric Terminal Co., Ltd.                                         9,980           128,915
          Korea Fine Chemical Co., Ltd.                                             7,000            67,053
          Korea Flange Co., Ltd.                                                   10,290           165,469
          Korea Iron & Steel Co., Ltd.                                             25,230           550,009
          Korea Iron & Steel Works Co., Ltd.                                       21,294           333,507
          Korea Kolmar Co., Ltd.                                                   36,944           200,547
          Korea Komho Petrochemical Co., Ltd.                                      61,750         1,094,720
          Korea Mutual Savings Bank                                                14,910           108,853
          Korea Petrochemical Industry Co., Ltd.                                   12,300           279,007
          Korea Polyol Co., Ltd.                                                   10,556           341,241
          Korea Reinsurance Co., Ltd.                                             111,460           611,778
          Korea Zinc Co., Ltd.                                                     52,610         1,580,741
          Korean Air Co., Ltd.                                                    203,658         3,616,225
          Korean Air Terminal Service Co., Ltd.                                     3,490            55,469
      *   KP Chemical Corp.                                                       201,976           927,873
      *   KTB Network, Ltd.                                                       135,720           408,440
          Kukdo Chemical Co., Ltd.                                                  8,710           117,591
          Kukdong City Gas Co., Ltd.                                               12,780           282,798
          Kumgang Korea Chemical Co., Ltd.                                         29,050         4,887,310
          Kumho Industrial Co., Ltd.                                               99,300         1,240,595
          Kunsul Chemical Industrial Co., Ltd.                                     12,700           110,973
          Kwang Dong Pharmaceutical Co., Ltd.                                     114,660           319,382
          Kyeryong Construction Industrial Co., Ltd.                               17,500           365,614
          Kyobo Securities Co., Ltd.                                               76,680           282,348
          Kyong Dong Boiler Co., Ltd.                                               3,450            44,685
      *   Kyungbang Co., Ltd.                                                       1,856           119,732
          LG Cable, Ltd.                                                           81,160         1,938,469
          LG Chemical Investment, Ltd.                                            129,850         3,308,011
          LG Chemical, Ltd.                                                        26,500           961,951
          LG Engineering & Construction Corp.                                     104,882         3,261,727
          LG International Corp.                                                  117,374         1,350,793
          LG Investment & Securities Co., Ltd.                                    246,950         2,300,034
          Lotte Confectionary Co., Ltd.                                             1,170           835,146
          Lotte Sam Kang Co., Ltd.                                                  2,480           346,337
      *   Meritz Securities Co., Ltd.                                              73,900           229,786
      *   Midopa Co., Ltd.                                                         88,950           538,227
          Motonic Corp.                                                               640            14,753
          Namhae Chemical Corp.                                                   105,810           235,158
          Namyang Dairy Products Co., Ltd.                                          1,600           677,568
          Nong Shim Holdings Co., Ltd.                                              1,750           135,401
          Oriental Fire & Marine Insurance Co., Ltd.                               16,810           329,721
          Ottogi Corp.                                                              7,320           573,253
          Pacific Industries, Inc.                                                 12,240           173,906
      *   Pantech Co., Ltd.                                                        40,270           195,518
          PaperCorea, Inc.                                                         19,552            54,560
      *   Partsnic Co., Ltd.                                                       11,310            13,037
          Pohang Coated Steel Co., Ltd.                                            12,780           355,077
          Poong Lim Industrial Co., Ltd.                                           32,280           116,997
          Poong San Corp.                                                          66,220           832,032
      *   Pum Yang Construction Co., Ltd.                                          14,667            97,598
          Pusan Bank                                                              200,400         1,704,040
          Pusan City Gas Co., Ltd.                                                 21,560           391,343

          Pyung Hwa Industrial Co., Ltd.                                           45,370           217,657
      *   Rocket Electric Co., Ltd.                                                 3,460             5,335
      *   Saehan Industries, Inc.                                                  95,610           223,858
      *   Saehan Media Corp.                                                       31,250            48,186
          Sam Jin Pharmaceutical Co., Ltd.                                          2,650           115,398
          Sam Yung Trading Co., Ltd.                                               13,840            23,692
          Sambu Construction Co., Ltd.                                             11,398           182,741
          Samhwa Crown and Closure Co., Ltd.                                        3,100            37,832
          Samhwa Paints Industrial Co., Ltd.                                       33,600           104,416
          Samlip Industrial Co., Ltd.                                              15,670            93,699
          Samsung Climate Control Co., Ltd.                                        11,990            63,428
          Samsung Corp.                                                           331,070         4,518,093
          Samsung Electro-Mechanics Co., Ltd.                                      43,350         1,052,864
          Samsung Engineering Co., Ltd.                                            84,110           855,690
          Samsung Fine Chemicals Co., Ltd.                                         62,960         1,219,041
          Samsung Heavy Industries Co., Ltd.                                      525,070         4,393,515
          Samsung SDI Co., Ltd.                                                    10,430           992,626
          Samsung Securities Co., Ltd.                                            116,860         3,016,820
          Samsung Techwin Co., Ltd.                                               130,710         1,194,104
          Samwhan Corp.                                                            17,730           217,089
          Samyang Corp.                                                            25,405           918,814
          Samyang Genex Co., Ltd.                                                   5,490           241,326
          Samyang Tongsang Co., Ltd.                                                2,820            41,596
      *   Samyoung Chemical Co., Ltd.                                               2,820            25,188
          Samyoung Corp.                                                            6,130            95,939
          Samyoung Electronics Co., Ltd.                                           39,200           259,223
          Seah Holdings Corp.                                                       4,619           186,609
          Seah Steel Corp.                                                          6,245           180,510
      *   Segye Corp.                                                              20,530            34,419
          Sejong Industrial Co., Ltd.                                              44,050           198,861
          Sejong Securities Co., Ltd.                                              54,071           245,265
          Sempio Foods Co.                                                          3,610            40,670
          Seoul Securities Co., Ltd.                                              109,220           369,626
      *   Shin Dong-Ah Fire & Marine Insurance Co.                                 22,873            81,442
          Shin Heung Securities Co., Ltd.                                           9,130            32,629
          Shin Young Securities Co., Ltd.                                          18,390           310,058
          Shin Young Wacoal, Inc.                                                     273            12,453
          Shinhan Financial Group Co., Ltd.                                        46,326         1,186,488
      *   Shin-Ho Paper Manufacturing Co., Ltd.                                    38,850           193,856
          Shinmoorim Paper Manufacturing Co., Ltd.                                 34,120           342,128
          Shinpoong Pharmaceutical Co., Ltd.                                        4,540            65,025
          Shinsegae Engineering & Construction Co., Ltd.                            3,980            82,568
      *   Shinsung Tongsang Co., Ltd.                                              21,550            45,659
          Sindo Ricoh Co., Ltd.                                                    18,480         1,039,279
          SK Chemicals Co., Ltd.                                                   37,810           437,670
          SK Gas Co., Ltd.                                                         18,370           528,005
      *   SKC Co., Ltd.                                                            71,130           606,943
          Song Woun Industries                                                     24,310            56,494
      *   Ssang Bang Wool Co., Ltd.                                                52,870           156,756
      *   Ssangyong Cement Industry Co., Ltd.                                     710,212           899,968
      *   Ssangyong Fire & Marine Insurance Co.                                    13,190            41,886
      *   Ssangyong Motor Co.                                                     247,830         1,708,305
          STX Corp.                                                                24,376           454,746
          STX Engine Co., Ltd.                                                      8,711            91,805

          Sung Chang Enterprise Co., Ltd.                                           9,000           135,197
          Sung Shin Cement Co., Ltd.                                               45,580           897,162
      *   Sungwon Corp.                                                            20,600            40,691
          Sunjin Co., Ltd.                                                          4,240           142,150
      *   Sunkyong Securities Co., Ltd.                                           384,280           443,983
          Tae Kwang Industrial Co., Ltd.                                            2,881         1,743,547
          Tae Kyung Industrial Co., Ltd.                                           63,000           198,383
          Tae Young Corp.                                                          16,270           553,840
          Taegu Department Store Co., Ltd.                                         19,941           168,221
          Tai Han Electric Wire Co., Ltd.                                          95,477         1,049,958
          Tai Lim Packaging Industries Co., Ltd.                                    4,380            18,408
      *   The Will-Bes & Co., Ltd.                                                 10,640            26,516
      *   Tong Kook Corp.                                                             607               941
      *   Tong Yang Investment Bank                                               166,420           652,521
      *   Tong Yang Major Corp.                                                    24,960            99,604
          Tong Yang Moolsan Co., Ltd.                                               4,560            15,273
          Tongil Heavy Industries Co., Ltd.                                       160,770           163,468
          TS Corp.                                                                  3,881            81,585
          Union Steel Manufacturing Co., Ltd.                                      21,297           689,088
          Wiscom Co., Ltd.                                                         22,000            97,425
          Woongjin.Com Co., Ltd.                                                   78,940           417,281
          Yoosung Enterprise Co., Ltd.                                             37,800           110,311
          Youlchon Chemical Co., Ltd.                                              47,300           587,660
      *   Young Poong Mining & Construction Corp.                                  18,030               984
          Youngbo Chemical Co., Ltd.                                               33,000            60,535
          Youngone Corp.                                                          108,650           369,085
          Youngpoong Corp.                                                          2,710           272,125
          Yuhan Corp.                                                               5,435           501,303
          Yuhwa Securities Co., Ltd.                                               17,000           174,600
      *   Zinus, Inc.                                                               9,330             6,945
                                                                                            ---------------
TOTAL -- SOUTH KOREA
(Cost $123,891,857)                                                                             210,092,498
                                                                                            ---------------

MEXICO -- (11.8%)
COMMON STOCKS -- (11.8%)
          Alfa S.A. de C.V. Series A                                            5,405,364        31,038,624
          Cementos de Mexico S.A. de C.V. Series B                                785,300         5,974,697
      *   Cintra S.A. de C.V.                                                      85,000            57,321
      *   Consorcio Hogar S.A. de C.V. Series B                                   540,200           168,745
          Controladora Comercial Mexicana S.A. de C.V. Series B                 7,880,200         8,470,725
      *   Corporacion Geo S.A. de C.V. Series B                                 1,728,500         4,089,254
      *   Corporacion Interamericana de Entramiento S.A. de C.V.
          Series B                                                              1,414,805         2,742,689
      *   Corporacion Mexicana de Restaurantes S.A. de C.V.
          Series B                                                                  3,689               712
          Corporativo Fragua S.A. de C.V. Series B                                     70               222
      *   Desc S.A. de C.V. Series B                                            8,736,833         2,367,956
          El Puerto de Liverpool S.A. de C.V. Series 1                             20,000            40,425
          El Puerto de Liverpool S.A. de C.V. Series C1                           328,600           664,183
          Embotelladora Arca S.A. de C.V., Mexico                                 304,200           625,764
      *   Empaques Ponderosa S.A. de C.V. Series B                                 90,000             7,442
      *   Empresas ICA Sociedad Controladora S.A. de C.V.                      19,372,200         7,653,232

          Empresas la Moderna S.A. de C.V. Series A                             3,457,285           662,434
          Fomento Economico Mexicano Series B & D                                 488,000         2,665,442
          Gruma S.A. de C.V. Series B                                           3,347,050         7,149,615
          Grupo Carso S.A. de C.V. Series A-1                                  13,173,051        22,995,215
          Grupo Cementos de Chihuahua S.A. de C.V.                              2,692,992         4,775,181
          Grupo Continental S.A. de C.V.                                        1,444,500         2,229,587
          Grupo Corvi S.A. de C.V. Series L                                       284,000            52,446
          Grupo Financiero del Norte S.A. Series C                                650,000         4,329,014
          Grupo Financiero GBM Atlantico S.A. de C.V. Series L                         74                37
      *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                     75,724            38,960
          Grupo Financiero Inbursa S.A. de C.V. Series O                        6,727,615        14,339,916
      *   Grupo Gigante S.A. de C.V. Series B                                     324,076           223,309
      *   Grupo Herdez S.A. de C.V.                                               319,000           159,143
          Grupo Industrial Maseca S.A. de C.V. Series B                         2,771,700         1,576,284
          Grupo Industrial Saltillo S.A. de C.V.                                1,246,869         1,913,087
      *   Grupo Iusacell S.A. de C.V.                                             143,500           234,676
      *   Grupo Nutrisa S.A. de C.V.                                                  428               165
          Grupo Posadas S.A. de C.V. Series L                                     356,000           263,295
      *   Grupo Qumma S.A. de C.V. Series B                                         5,301                88
      *   Grupo Tribasa S.A. de C.V.                                              152,065                 0
          Hylsamex S.A. de C.V. Series B                                        1,026,960         3,698,598
          Industrias Bachoco S.A. de C.V. (Certificate
          Representing Series B and Series L)                                     411,800         1,059,356
          Industrias Penoles S.A. de C.V.                                       1,277,400         6,314,031
      *   Industrias S.A. de C.V. Series B                                      2,361,452         4,903,262
      *   Jugos del Valle S.A. de C.V. Series B                                   213,600           323,804
          Nueva Grupo Mexico S.A. de C.V. Series B                              7,114,545        33,597,561
      *   Organizacion Soriana S.A. de C.V. Series B                            5,249,700        19,967,897
      *   Sanluis Corporacion S.A. de C.V. Series A                                 2,400               860
      *   Sanluis Corporacion S.A. de C.V. Series C & Series B                      3,376             1,393
      *   US Commercial Corp. S.A. de C.V.                                        271,000            97,725
          Vitro S.A. de C.V.                                                    2,699,100         2,105,349
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $146,081,834)                                                                             199,579,721
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Mexican Peso
(Cost $6,375)                                                                                         6,158
                                                                                            ---------------
TOTAL -- MEXICO
(Cost $146,088,209)                                                                             199,585,879
                                                                                            ---------------

SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
          ABSA Group, Ltd.                                                      1,320,947        16,043,409
          Advtech, Ltd.                                                           620,958           125,768
          Aeci, Ltd.                                                              301,269         1,890,779
          Afgri, Ltd.                                                           1,009,836           760,232
          African Life Assurance Co., Ltd.                                        488,203         1,604,797
      *   Afrikander Lease, Ltd.                                                  246,760           145,911
          AG Industries, Ltd.                                                     361,487           167,239
          Allied Electronics Corp., Ltd.                                          368,310           946,198

          Anglo American PLC                                                      234,915         5,598,545
      *   Anglovaal Mining, Ltd.                                                  750,206         3,707,714
          Argent Industrial, Ltd.                                                 119,621           180,296
      *   AST Group, Ltd.                                                         195,883            13,012
          Aveng, Ltd.                                                             967,782         1,642,163
          AVI, Ltd.                                                               770,487         1,408,444
          Barloworld, Ltd.                                                        591,025         7,638,436
      *   Bell Equipment, Ltd.                                                    234,150           297,042
      *   Bridgestone Firestone Maxiprest, Ltd.                                   113,271            15,800
      *   Business Connexion Group, Ltd.                                          465,381           328,310
          Bytes Technology Group, Ltd.                                            314,654           354,895
          Capitec Bank Holdings, Ltd.                                             169,258           386,060
          Caxton & CTP Publishers & Printers, Ltd.                              1,459,539         2,332,553
          Corpcapital, Ltd.                                                       579,166            22,960
      *   Datatec, Ltd.                                                           288,099           495,117
          Delta Electrical Industries, Ltd.                                       136,407           792,073
      *   Dimension Data Holdings PLC                                           2,167,023         1,257,688
          Distell Group, Ltd.                                                     610,033         2,151,535
          Dorbyl, Ltd.                                                             84,373           501,163
      *   Durban Roodeport Deep, Ltd.                                             155,655           176,354
          Ellerine Holdings, Ltd.                                                 260,773         1,915,286
          Enviroserv Holdings, Ltd.                                               259,484           136,579
          Gold Reef Casino Resorts, Ltd.                                          344,218           688,174
          Group Five, Ltd.                                                        204,934           409,252
          Harmony Gold Mining Co., Ltd.                                         1,129,748         8,381,894
          Highveld Steel & Vanadilum Corp., Ltd.                                  262,534         2,881,326
          Hudaco Industries, Ltd.                                                  70,987           390,979
          Iliad Africa, Ltd.                                                       76,658           112,156
          Illovo Sugar, Ltd.                                                      819,780           999,582
      *   Imperial Holdings, Ltd.                                                 377,275         5,547,936
          Investec, Ltd.                                                          140,205         4,028,620
      *   JCI, Ltd.                                                             4,289,448           181,984
          Johnic Communications, Ltd.                                             294,723         1,644,152
          Liberty Group, Ltd.                                                   1,200,433        10,945,012
          M Cubed Holdings, Ltd.                                                1,367,759            88,370
          Medi-Clinic Corp., Ltd.                                               1,077,421         2,507,681
          Metair Investment, Ltd.                                                  17,631           595,843
      *   Metorex, Ltd.                                                           610,501           328,674
          Metropolitan Holdings, Ltd.                                           1,647,423         2,306,403
          Mittal Steel South Africa, Ltd.                                       1,861,627        13,888,307
          Murray & Roberts Holdings, Ltd.                                         810,812         1,630,973
          Mvelaphanda Group, Ltd.                                                 533,601           501,774
          Nampak, Ltd.                                                          1,762,010         3,888,034
          Nedcor, Ltd.                                                          1,296,534        14,445,486
          New Clicks Holdings, Ltd.                                             1,129,087         1,244,904
          Northam Platinum, Ltd.                                                  675,738         1,067,766
          Nu-World Holdings, Ltd.                                                  43,045           179,976
          Oceana Group, Ltd.                                                      330,762           641,389
          Old Mutual PLC                                                        9,543,274        20,311,584
          Omnia Holdings, Ltd.                                                     63,382           367,811
      *   Palabora Mining Co., Ltd.                                                69,265           383,917
          Peregrine Holdings, Ltd.                                                559,969           337,185
      *   Prism Holdings, Ltd.                                                    458,100            29,670

          PSG Group, Ltd.                                                         278,342           327,526
          Rainbow Chicken, Ltd.                                                   720,394           754,740
      *   Randgold & Exploration Co., Ltd.                                        204,896           320,785
          Redefine Income Fund, Ltd.                                               83,325            45,916
          Sanlam, Ltd.                                                          7,196,373        11,855,679
          Santam, Ltd.                                                            368,608         3,302,568
          Sappi, Ltd.                                                             641,567         6,212,550
          Steinhoff International Holdings, Ltd.                                3,474,550         6,905,595
          Sun International, Ltd.                                                 151,284         1,423,464
          Tiger Wheels, Ltd.                                                      146,318           528,226
          Tongaat-Hulett Group, Ltd.                                              430,477         3,734,785
          Trans Hex Group, Ltd.                                                   252,475           633,003
          Trencor, Ltd.                                                           580,044         1,695,834
          UCS Group, Ltd.                                                         376,067            63,911
          Unitrans Ltd                                                            165,695           789,782
          Value Group, Ltd.                                                       311,313            82,249
      *   Western Areas, Ltd.                                                     200,686           661,497
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $173,630,877)                                                                             193,331,282
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   South African Rand                                                                        135,706
                                                                                            ---------------
(Cost $154,604)

TOTAL -- SOUTH AFRICA
(Cost $173,785,481)                                                                             193,466,988
                                                                                            ---------------

BRAZIL -- (8.5%)

PREFERRED STOCKS -- (7.4%)
          Acesita SA                                                              413,076         5,432,819
          Banco Bradesco SA                                                       260,759         8,392,555
          Bradespar SA                                                              5,702            95,842
          Brasil Telecom Participacoes SA                                       1,984,088            13,192
          Brasileira de Distribuicao Pao de Acucar                            146,540,000         3,101,697
      *   Braskem SA Preferred A                                                  571,200         5,442,935
          Centrais Electricas de Santa Catarin Celesc Series B                  3,081,000         1,112,459
          Companhia Brasileira de Petroleo Ipiranga SA                            202,800         2,225,371
          Confab Industrial SA                                                  1,800,000         2,510,064
          Coteminas Cia Tecidos Norte de Minas                                 21,607,500         1,865,267
          Distribuidora de Produtos de Petroleo Ipiranga SA                         8,000           126,167
          Duratex SA                                                           66,910,000         3,054,617
          Embraco SA                                                              437,300           163,341
      *   Embratel Participacoes SA                                             1,389,166             2,952
          Forjas Taurus SA                                                        254,000           119,120
          Gerdau SA                                                             1,163,328        11,732,256
          Globex Utilidades SA                                                     34,076           150,970
          Industrias Romi SA                                                        9,200           263,457
      *   Inepar SA Industria e Construcoes                                    78,960,001            38,669
          Investimentos Itau SA                                                 6,952,166        14,195,749
          Magnesita SA Series A                                               132,900,000           730,826
          Marcopolo SA                                                            370,800           661,731
          Metalurgica Gerdau SA                                                   595,200         8,250,542

          Perdigao SA NPV                                                         199,200         4,170,840
      *   Plascar Participacoes Industriais SA                                  6,900,000            21,477
          Polialden Petroquimica SA                                               780,000           263,831
          Ripasa SA Papel e Celulose                                            1,495,000         2,215,045
          Sadia SA                                                              3,838,282         6,260,406
          Santista Textil SA Preferred                                             29,600           214,982
          Sao Pau Alpargatas SA                                                 3,780,000           517,701
          Siderurgica Belgo-Mineira                                            12,307,631         5,414,438
          Siderurgica de Tubarao                                              211,770,000        11,390,493
          Suzano Bahia Sul Papel e Celullose SA                                   459,431         2,002,086
          Suzano Petroquimica SA                                                   94,000           179,846
          Tele Celular Sul Participacoes SA                                     2,775,366             4,354
      *   Tele Leste Celular Participacoes SA                                          35               301
      *   Tele Norte Celular Participacoes SA                                   1,390,958               179
          Tele Norte Leste Participacoes SA                                         7,538           114,564
          Telemar Norte Leste SA                                                  545,000        12,734,385
          Telemig Celular Participacoes SA                                      1,422,616             2,326
      *   Telesp Celular Participacoes SA                                             754             3,821
      *   Tim Sul Prefered Receipts                                               870,934            39,399
          Tim Sul SA Preferred Series B                                        32,030,000         1,448,960
          Uniao des Industrias Petroquimicas SA Series B                        2,584,454         3,196,378
          Unibanco-Uniao de Bancos Brasileiros Units SA                           135,500           971,753
          Usinas Siderurgicas de Minas Gerais SA                                   41,925           789,780
      *   Vale do Rio Doce Series B                                               239,144                 0
          Votorantim Celulose e Papel SA                                          231,000         2,742,855
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $52,619,290)                                                                              124,382,798
                                                                                            ---------------

COMMON STOCKS -- (1.1%)
          Avipal SA Avicultura e Agropecua                                     12,500,000            40,932
          Brasil Telecom Participacoes SA                                      51,256,779           460,769
          Companhia Siderurgica Nacional SA                                       931,400        16,505,823
      *   Embratel Participacoes SA                                            50,000,000            99,606
          Eternit SA                                                                8,800           131,881
          Tele Celular Sul Participacoes SA                                    98,247,830           170,848
      *   Tele Centro Oeste Celular Participacoes SA                               16,764           183,329
      *   Tele Leste Celular Participacoes SA                                       1,284             9,858
      *   Tele Norte Celular Participacoes SA                                  50,064,513            18,700
          Tele Norte Leste Participacoes SA                                        51,468         1,063,750
          Telemig Celular Participacoes SA                                     51,793,284           195,609
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $9,216,359)                                                                                18,881,105
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Brazilian Real                                                                            349,799
                                                                                            ---------------
(Cost $340,944)

RIGHTS/WARRANTS -- (0.0%)
      *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                   53,899            19,461
                                                                                            ---------------
(Cost $0)
TOTAL -- BRAZIL
(Cost $62,176,593)                                                                              143,633,163
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
MALAYSIA -- (7.5%)
COMMON STOCKS -- (7.5%)
      *   A&M Realty Berhad                                                       213,550            78,679
          ACP Industries Berhad                                                   512,000           107,190
      *   Advance Synergy Berhad                                                  641,000            42,161
          Advanced Synergy Capital Berhad                                         153,500            20,906
          Affin Holdings Berhad                                                 7,143,300         2,702,241
          Aluminum Co. of Malaysia Berhad                                         250,000           105,148
      *   AMBD Berhad                                                           1,990,900            60,170
      *   AmInvestment Group Berhad                                               994,468           423,957
          AMMB Holdings Berhad                                                  4,338,144         2,644,088
          Ancom Berhad                                                            375,000            60,211
          Ann Joo Resources Berhad                                              1,235,100           513,360
      *   Antah Holding Berhad                                                    306,000            19,326
          APM Automotive Holdings Berhad                                          779,100           494,717
          Apollo Food Holdings Berhad                                             198,400           116,144
      *   Arab Malaysia Corp. Berhad                                            2,000,000           573,187
          Asas Dunia Berhad                                                       524,700           104,777
      *   Asia Pacific Land Berhad                                              1,349,000            67,413
          Asiatic Development Berhad                                            3,736,600         1,591,094
      *   Avenue Assets Berhad                                                  3,097,700           438,270
          Ayer Hitam Planting Syndicate Berhad                                     27,000            14,713
          Bandar Raya Developments Berhad                                       2,459,300           755,774
          Batu Kawan Berhad                                                     1,034,500         1,606,943
      *   Berjaya Capital Berhad                                                2,558,900           558,800
      *   Berjaya Group Berhad                                                  3,516,900            69,124
          Berjaya Land Berhad                                                   3,934,800           828,222
          Bernas Padiberas Nasional Berhad                                      2,341,700           780,912
          Bimb Holdings Berhad                                                  1,029,800           373,726
          Bina Darulaman Berhad                                                   118,000            32,507
          Binaik Equity Berhad                                                    149,800            26,578
          Bolton Properties Berhad                                              1,107,100           276,554
          Boustead Holdings Berhad                                              3,078,700         1,432,557
          Cahya Mata Sarawak Berhad                                             1,008,800           334,342
      *   Camerlin Group Berhad                                                   845,200           266,812
          Chemical Co. of Malaysia Berhad                                         311,000           195,660
          Chin Teck Plantations Berhad                                            296,600           376,067
          Choo Bee Metal Industries Berhad                                        235,700           143,711
          Commerce Asset Holding Berhad                                         1,104,000         1,352,139
      *   Cosway Corp. Berhad                                                     854,100           147,295
      *   Country Heights Holdings Berhad                                         174,000            38,659
          Courts Mammoth Berhad                                                 1,280,000           386,904
          Cycle & Carriage Bintang Berhad                                         249,800           193,882
      *   Damansara Realty Berhad                                                 391,000             8,232
          Datuk Keramik Holdings Berhad                                           127,000             1,338
          Dijaya Corp. Berhad                                                     612,100           128,897
          Diversified Resources Berhad                                          6,048,600         2,194,095
          DNP Holdings Berhad                                                     166,000            25,754
      *   E&O Property Development Berhad                                       5,481,600           915,032
          Eastern & Oriental Berhad                                               325,000            89,967
          Eastern Pacific Industrial Corp. Berhad                                 414,400           190,513
      *   Econstates Berhad                                                       327,900            49,982

          Edaran Otomobil Nasional Berhad                                       1,327,100         1,184,229
          Esso Malaysia Berhad                                                    633,200           420,004
          Europlus Berhad                                                         278,100            25,217
      *   Faber Group Berhad                                                      170,300            22,600
          Far East Holdings Berhad                                                159,200           176,709
          Focal Aims Holdings Berhad                                              424,000            33,556
          Fraser & Neave Holdings Berhad                                          110,800           150,097
          General Corp. Berhad                                                    564,000            57,052
          Glomac Berhad                                                           591,000           194,399
          Gold IS Berhad                                                        1,287,600           467,856
          Golden Hope Plantations Berhad                                        3,785,400         3,803,399
      *   Golden Hope Plantations Berhad Series A                                 532,950           406,725
      *   Golden Plus Holdings Berhad                                             201,000            23,023
      *   Gopeng Berhad                                                           273,900            35,223
          Grand United Holdings Berhad                                            451,100            33,180
      *   Gula Perak Berhad                                                       729,750            42,180
          Guthrie Ropel Berhad                                                    191,700           182,567
          Hap Seng Consolidated Berhad                                          1,499,200           835,764
          Highlands and Lowlands Berhad                                         3,508,500         3,507,421
      *   HIL Industries Berhad                                                   373,285            25,974
      *   Ho Hup Construction Co. Berhad                                          175,100            32,010
      *   Ho Wah Genting Berhad                                                   369,000            17,910
          Hong Leong Credit Berhad                                              1,191,937         1,259,623
          Hong Leong Industries Berhad                                            708,000           666,779
          Hong Leong Properties Berhad                                          2,972,341           456,849
          Hume Industries (Malaysia) Berhad                                       389,967           499,794
          Hwang-DBS (Malaysia) Berhad                                             654,000           208,147
          IGB Corp. Berhad                                                      8,275,700         2,390,797
          IJM Corp. Berhad                                                      1,608,500         1,988,784
          IJM Plantations Berhad                                                  204,400            54,316
      *   Insas Berhad                                                          1,680,000           132,447
          Integrated Logistics Berhad                                             324,000           145,840
          IOI Properties Berhad                                                    13,600            26,297
          Island & Peninsular Berhad                                              522,500           187,361
          Jaya Tiasa Holdings Berhad                                            1,128,700           593,170
      *   Jerneh Asia Berhad                                                      265,700           153,928
      *   Johan Holdings Berhad                                                   228,000             8,967
          Johor Port Berhad                                                     1,549,900           733,804
          Johore Tenggara Oil Palm Berhad                                         464,000           100,079
          K & N Kenanga Holdings Berhad                                         1,454,300           248,773
          Keck Seng (Malaysia) Berhad                                             832,900           418,667
          Kedah Cement Holdings Berhad                                          1,058,307         1,379,611
      *   Kejora Harta Berhad                                                     601,000            39,490
          Kian Joo Can Factory Berhad                                             598,200           402,906
      *   KIG Glass Industrial Berhad                                             260,000             6,840
          Kim Hin Industry Berhad                                                 325,900           144,691
          Kim Loong Resources Berhad                                              113,000            30,286
          KPJ Healthcare Berhad                                                   478,600           204,155
          Kris Components Berhad                                                  368,377           327,371
          Kuala Lumpur Kepong Berhad                                            3,820,500         6,431,139
      *   Kub Malaysia Berhad                                                   1,251,400           134,892
          Kulim Malaysia Berhad                                                 1,295,725         1,028,612
      *   Kumpulan Emas Berhad                                                  1,268,000            34,980
          Kwantas Corp. Berhad                                                    123,000           121,037

      *   Land & General Berhad                                                 2,261,700            83,219
          Landmarks Berhad                                                      1,637,000           365,285
      *   Leader Universal Holdings Berhad                                      1,621,833           151,252
      *   Leong Hup Holdings Berhad                                               286,000            66,189
      *   Lien Hoe Corp. Berhad                                                   654,850            38,653
          Lingui Development Berhad                                             2,774,700           721,024
          Lion Diversified Holdings Berhad                                      2,414,300         1,077,594
          Lion Industries Corp. Berhad                                          3,576,181         1,173,817
          Malayan Cement Berhad                                                    67,500            10,468
          Malayawata Steel Berhad                                                 645,100           222,278
      *   Malaysia Building Society Berhad                                        263,000            45,586
          Malaysia Industrial Development Finance Berhad                        5,266,200         1,577,682
          Malaysia Mining Corp. Berhad                                          6,511,900         3,254,826
          Malaysian Airlines System Berhad                                         80,000            74,535
          Malaysian Mosaics Berhad                                              1,968,000           802,463
          Malaysian National Reinsurance Berhad                                   806,900           742,723
          Malaysian Plantations Berhad                                          2,514,000         1,599,573
          Maruichi Malaysia Steel Tube Berhad                                     479,000           183,869
          Matsushita Electric Co. (Malaysia) Berhad                               294,980           806,492
          MBM Resources Berhad                                                    349,933           193,084
      *   Meda, Inc. Berhad                                                       650,100            17,926
          Mega First Corp. Berhad                                                 448,000            94,846
          Mentakab Rubber Co. (Malaya) Berhad                                       1,100               478
      *   Merge Housing Berhad                                                     57,900            20,583
          Metro Kajang Holdings Berhad                                            535,333           122,295
      *   Metroplex Berhad                                                        817,000            10,755
          Mieco Chipboard Berhad                                                  732,600           343,126
      *   MTD Infraperdana Berhad                                               5,891,300         1,317,668
          Muda Holdings Berhad                                                    706,000            54,771
          Muhibbah Engineering Berhad                                             321,600            76,493
      *   MUI Properties Berhad                                                 1,314,000            91,395
      *   Mulpha International Berhad                                           6,934,500           902,952
      *   Multi-Purpose Holdings Berhad                                         1,974,000           412,198
          Mutiara Goodyear Development Berhad                                     247,900            27,738
          MWE Holdings Berhad                                                     360,000            59,590
      *   Mycron Steel Berhad                                                     119,750            30,859
      *   Naluri Berhad                                                         2,329,400           256,940
      *   Nam Fatt Berhad                                                         286,100            25,535
          Narra Industries Berhad                                                 154,200            54,954
          NCB Holdings Berhad                                                   2,363,700         1,614,988
          Negri Sembilan Oil Palms Berhad                                         167,600           100,470
      *   New Straits Times Press (Malaysia) Berhad                             1,101,400           921,125
          Nylex (Malaysia) Berhad                                                 109,750            17,537
          Oriental Holdings Berhad                                              2,837,416         2,982,519
          Oriental Interest Berhad                                                170,000            55,875
          OSK Holdings Berhad                                                   3,075,218           881,048
          OSK Property Holdings Berhad                                            186,678            36,977
          Pacific & Orient Berhad                                                 239,300           115,218
      *   Pan Malaysia Cement Works Berhad                                      1,271,800           149,993
      *   Pan Pacific Asia Berhad                                                 100,000             2,368
      *   Paracorp Berhad                                                         252,000             6,291
          Paramount Corp. Berhad                                                  203,900           121,855
          PBA Holdings Berhad                                                   1,502,500           541,167
          Pelangi Berhad                                                        1,655,800           326,753

      *   Pernas International Holdings Berhad                                  2,664,000           490,019
          Petaling Garden Berhad                                                  871,000           357,386
          Petronas Dagangan Berhad                                                332,800           366,018
          Phileo Allied Berhad                                                  2,670,400         2,203,451
      *   Pilecon Engineering Berhad                                              210,000             3,575
          PJ Development Holdings Berhad                                        1,043,900           104,250
          PK Resources Berhad                                                      25,000             3,423
          PPB Group Berhad                                                      3,187,333         6,033,555
      *   Premium Nutrients Berhad                                                513,100            24,962
      *   Prime Utilities Berhad                                                   46,000             4,177
      *   Promet Berhad                                                           140,000                 0
          Proton Holdings Berhad                                                1,305,500         2,436,930
          Pulai Springs Berhad                                                    159,800            62,222
          RHB Capital Berhad                                                   11,437,200         6,041,905
          Road Builders (Malaysia) Holdings Berhad                              2,368,700         1,650,230
          Sapura Telecommunications Berhad                                        155,152            39,569
          Sarawak Enterprise Corp. Berhad                                       4,271,000         1,404,825
          Sarawak Oil Palms Berhad                                                 93,000            51,842
          SCB Developments Berhad                                                 343,700           314,827
          Scientex, Inc. Berhad                                                   116,000            78,366
          Selangor Dredging Berhad                                                619,000            58,529
          Selangor Properties Berhad                                            1,498,300           792,019
          Shangri-La Hotels (Malaysia) Berhad                                     706,000           232,233
          Shell Refining Co. Federation of Malaysia Berhad                         48,000           116,155
          SHL Consolidated Berhad                                                 943,700           429,553
      *   Silverstone Corp. Berhad                                                  8,690               389
          Sime Darby Berhad                                                       355,980           543,401
      *   Sime Engineering Services Berhad                                        222,000            52,746
      *   South East Asia Lumber, Inc. Berhad                                     228,800            15,857
          Southern Acids (Malaysia) Berhad                                         44,000            19,056
          Southern Bank Berhad (Foreign)                                        1,854,950         1,512,650
          Southern Steel Berhad                                                   521,000           217,928
          Store Corp. Berhad                                                      124,630            78,793
          Subur Tiasa Holdings Berhad                                             438,600           279,109
          Sunrise Berhad                                                          827,200           311,063
          Sunway City Berhad                                                    2,051,700         1,078,323
          Sunway Holdings, Inc. Berhad                                            394,000           110,850
      *   Suria Capital Holdings Berhad                                         1,181,600           127,325
          TA Enterprise Berhad                                                  7,022,400         1,347,905
          Talam Corp. Berhad                                                      139,050            13,888
      *   Tamco Corp. Holdings Berhad                                             219,500            15,247
          Tan Chong Motor Holdings Berhad                                       3,485,700         1,466,740
          Tekala Corp. Berhad                                                     337,700            94,047
      *   Time Dotcom Berhad                                                    8,323,300           578,319
          Tiong Nam Transport Holdings Berhad                                     171,500            40,172
          Tradewinds (Malaysia) Berhad                                            782,900           538,035
      *   Trengganu Development & Management Berhad                               534,400           105,099
          Tronoh Mines Malaysia Berhad                                            508,500           361,325
          UAC Berhad                                                               49,800            62,419
          UDA Holdings Berhad                                                     875,200           340,121
      *   UEM World Berhad                                                      5,673,800           917,093
          UMW Holdings Berhad                                                   3,008,943         3,956,167
          Unico-Desa Plantations Berhad                                         2,705,000           316,915
      *   Union Paper Holdings Berhad                                           1,014,100           155,926

          Uniphone Telecommunications Berhad                                      286,800            32,506
          United Malacca Rubber Estates Berhad                                    310,800           279,594
          United Plantations Berhad                                               821,200         1,079,130
      *   Utama Banking Group Berhad                                              955,000           122,823
          VS Industry Berhad                                                      285,500            84,856
          Warisan TC Holdings Berhad                                              109,850            48,861
          Worldwide Holdings Berhad                                               418,600           194,733
          WTK Holdings Berhad                                                     575,400           635,284
          Yeo Hiap Seng (Malaysia) Berhad                                         296,100           150,066
          YTL Corp. Berhad                                                      2,986,700         4,124,289
          Yu Neh Huat Berhad                                                      748,600           254,058
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $129,698,824)                                                                             126,145,284
                                                                                            ---------------

PREFERRED STOCKS -- (0.0%)
      *   Malayan United Industries Berhad A1 08/03/13                          1,526,067            18,072
      *   Malayan United Industries Berhad A2 08/03/13                          1,526,067            14,056
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $8,641)                                                                                        32,128
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Ancom Berhad Rights 06/03/05                                            187,500             2,220
      *   Melewar Industrial Group Warrants                                        95,800                 0
      *   Mieco Chipboard Berhad Warrants 04/21/09                                 76,000            13,400
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $7,042)                                                                                        15,620
                                                                                            ---------------

TOTAL -- MALAYSIA
(Cost $129,714,507)                                                                             126,193,032
                                                                                            ---------------

TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
          Adana Cimento Sanayi Ticaret A.S.                                       259,762           160,814
          Akbank T.A.S.                                                         2,744,529        14,649,872
      *   Akenerji Elektrik Uretim A.S.                                           216,113           845,294
          Aksa Akrilik Kimya Sanayii A.S.                                         148,490         1,307,341
          Aksigorta A.S.                                                          401,460         1,541,513
          Alarko Carrier Sanayii ve Ticaret A.S.                                   40,047           267,262
      *   Alternatifbank A.S.                                                      92,933            81,325
      *   Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                     87,865            84,260
      *   Anadolu Anonim Turk Sigorta Sirketi                                     450,118           950,025
          Anadolu Cam Sanayii A.S.                                                561,694         1,998,109
      *   Ayen Enerji A.S.                                                        473,652           642,980
          Bagfas Bandirma Gubre Fabrikalari A.S.                                   11,130           226,694
          Bati Anabolu Cimento A.S.                                               255,022           687,263
          Bolu Cimento Sanayii A.S.                                               485,644           610,285
          Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                           98,343           730,862
          Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                        360,180           420,079
          Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                      9,261           478,008
          Cimsa Cimento Sanayi Ve Ticaret A.S.                                    480,369         2,020,979

      *   Dardanel Onentas Gida Sanayii A.S.                                       16,183            10,066
      *   Dogan Sirketler Grubu Holding A.S.                                    3,007,361         6,912,309
          Doktas Dokumculuk Ticaret ve Sanayi A.S.                                 63,360            72,536
      *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                        362,756           465,567
          Eregli Demir ve Celik Fabrikalari Turk A.S.                           1,995,394         8,011,778
      *   Finansbank A.S.                                                       3,416,061        12,105,192
      *   Goldas Kuyumculuk Sanayi A.S.                                           327,200           213,790
          Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                     24,412           362,977
          Gubre Fabrikalari Ticaret A.S.                                           29,241            50,529
          Gunes Sigorta A.S.                                                      309,093           346,202
          Ihlas Holding A.S.                                                      319,654           214,783
      *   Izmir Demir Celik Sanayii A.S.                                          230,946           477,639
          Izocam Ticaret Ve Sanayi A.S.                                            27,299            86,148
          Karton Sanayi ve Ticaret A.S.                                             1,000            89,164
          Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi
          Sanayi ve Ticaret A.S.                                                  414,951           684,845
      *   Kutahya Porselen Sanayii A.S.                                             7,076           109,684
          Mardin Cimento Sanayii ve Ticaret                                       138,517           363,289
      *   Marshall Boya ve Vernik Sanayii A.S.                                     11,818           232,519
      *   Medya Holdings A.S.                                                      33,508           169,443
      *   Menderes Tekstil Sanayi ve Ticaret A.S.                                 347,650           165,451
      *   Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve
          Ticaret A.S.                                                             48,774            55,023
      *   Net Holding A.S.                                                        369,294           105,389
      *   Net Turizm Ticaret ve Sanayi A.S.                                       184,178           107,599
          Nortel Networks Netas Telekomuenikasyon A.S.                             24,805           544,771
          Otobus Karoseri Sanayi A.S.                                              98,162           323,279
          Pinar Entegre et ve Un Sanayii A.S.                                      51,591            41,556
          Pinar Sut Mamulleri Sanayii A.S.                                         58,424            68,514
      *   Raks Elektronik Sanayi ve Ticaret A.S.                                    5,859             3,359
      *   Sabah Yayincilik A.S.                                                    31,938            88,944
          Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                     247,799           302,310
      *   Sasa Dupont Sabanci Polyester Sanayi A.S.                             1,121,965           942,823
      *   Tat Konserve Sanayii A.S.                                               175,295           338,055
      *   Tekstil Bankasi A.S.                                                    593,041           525,546
          Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                   156,597           217,291
          Tofas Turk Otomobil Fabrikasi A.S.                                      544,993           752,460
          Trakya Cam Sanayii A.S.                                               1,227,824         3,905,356
          Turk Demir Dokum Fabrikalari A.S.                                       166,949           739,018
      *   Turk Dis Ticaret Bankasi A.S.                                         1,984,958         6,287,335
          Turk Pirelli Kablo ve Sistemleri A.S.                                    39,312            67,571
          Turk Sise ve Cam Fabrikalari A.S.                                     2,182,218         5,237,741
      *   Turkiye Garanti Bankasi A.S.                                          2,762,007        10,424,036
          Turkiye Is Bankasi A.S.                                               1,860,440        10,048,589
          Ulker Gida Sanayi ve Ticaret A.S.                                       124,461           356,637
      *   Unye Cimento Sanayi ve Ticaret A.S.                                      20,978            24,726
          USAS Ucak Servisi A.S.                                                   20,520            67,460
      *   Vestel Elektronik Sanayi ve Ticaret A.S.                                223,134           775,118
      *   Yapi ve Kredi Bankasi A.S.                                            1,405,653         5,341,851
      *   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                             18,345            12,989
                                                                                            ---------------
TOTAL -- TURKEY
(Cost $31,903,220)                                                                              106,552,222
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
ISRAEL -- (5.1%)
COMMON STOCKS -- (5.1%)
      *   Afcon Industries, Ltd.                                                    2,102             7,656
          American Israeli Paper Mills, Ltd.                                       17,596           812,835
      *   Ashtrom Properties, Ltd.                                                171,400            77,137
          Azorim Investment Development & Construction Co., Ltd.                  299,403         2,919,943
          Bank Hapoalim, Ltd.                                                   4,239,985        14,885,225
          Bank Leumi Le-Israel                                                  5,434,353        15,376,651
          Bank of Jerusalem, Ltd.                                                  71,150            81,138
      *   Baran Group, Ltd.                                                        94,200           950,394
          Blue Square Chain Stores Properties & Investments, Ltd.                  33,400           307,176
          CLAL Industries, Ltd.                                                   773,796         3,563,712
          Delta Galil Industries, Ltd.                                             95,091           793,378
      *   Discount Mortgage Bank, Ltd.                                              3,611           394,288
          Elbit Medical Imaging, Ltd.                                             168,210         3,237,612
          Electra Consumer Products                                                23,400           198,821
      *   Electrochemical Industries (1952), Ltd.                                  48,800                 0
      *   Elron Electronic Industries, Ltd.                                       202,296         2,909,915
      *   Feuchtwanger Investments 1984, Ltd.                                      10,500             5,964
      *   First International Bank of Israel, Ltd. Par Value $0.01                434,800           673,601
      *   First International Bank of Israel, Ltd. Par Value $0.05                294,660         2,116,218
          Formula Systems (1985), Ltd.                                             93,700         1,358,244
      *   Formula Vision Technologies, Ltd.                                         1,953             1,886
          Global Trade Centre Real Estate NV                                        3,052             6,667
      *   Granite Hacarmel Investments, Ltd.                                      142,500           199,110
          IDB Development Corp., Ltd. Series A                                     87,522         2,687,039
          Industrial Building Corp., Ltd.                                         557,683           654,074
          Israel Cold Storage & Supply Co., Ltd.                                    7,000            29,807
          Israel Corp. Series A                                                     4,000         1,144,205
      *   Israel Land Development Co., Ltd.                                       234,969         1,027,675
          Israel Petrochemical Enterprises, Ltd.                                  253,817         2,207,041
      *   Israel Steel Mills, Ltd.                                                 97,000               857
      *   Kardan Real Estate, Ltd.                                                  3,052             4,115
          Knafaim-Arkia Holdings, Ltd.                                            117,857         1,335,476
      *   Koor Industries, Ltd.                                                   125,769         8,185,325
      *   Leader Holding & Investments, Ltd.                                      166,882           318,219
      *   Liberty Properties, Ltd.                                                  3,457            25,356
          M.A.Industries, Ltd.                                                    227,355         1,375,440
          Mehadrin, Ltd.                                                           24,063           442,202
          Merhav-Ceramic & Building Materials Center, Ltd.                         36,232            68,541
      *   Middle East Tube Co.                                                     46,200            54,420
          Miloumor, Ltd.                                                           50,403           171,222
          Minrav Holdings, Ltd.                                                     2,000            74,228
      *   Nice Systems, Ltd.                                                       50,930         1,868,109
      *   OCIF Investments and Development, Ltd.                                    7,956           149,249
          Otzar Hashilton Hamekomi, Ltd.                                            1,050            87,585
          Packer Plada, Ltd.                                                        4,006           196,299
          Polgat Industries, Ltd. Series A                                         87,600            59,821
          Property and Building Corp., Ltd.                                         7,261           657,682
          Scitex Corp., Ltd.                                                      365,565         2,480,646
      *   Shrem Fudim Kelner & Co., Ltd.                                           28,100            97,972
          Super-Sol, Ltd. Series B                                                688,337         1,856,287
      *   Team Computer & Systems, Ltd.                                             7,900            89,994

      *   Union Bank of Israel, Ltd.                                              373,011         1,362,399
      *   United Mizrahi Bank, Ltd.                                             1,233,305         5,842,867
      *   Urdan Industries, Ltd.                                                  183,950            97,410
      *   Ytong Industries, Ltd.                                                  174,250           163,385
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $54,248,755)                                                                               85,692,518
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Israel Shekel                                                                                 145
                                                                                            ---------------
(Cost $132)

RIGHTS/WARRANTS -- (0.0%)
      *   GTC Warrants                                                                 91                 0
                                                                                            ---------------
(Cost $0)
TOTAL -- ISRAEL
(Cost $54,248,887)                                                                               85,692,663
                                                                                            ---------------

INDONESIA -- (4.8%)
COMMON STOCKS -- (4.8%)
      *   PT Apac Centretex Corporation Tbk                                       774,000            14,667
          PT Asahimas Flat Glass Tbk                                            5,333,500         1,483,723
          PT Astra Agro Lestari Tbk                                            12,738,500         4,879,540
          PT Astra Graphia Tbk                                                 18,779,000           679,407
          PT Bank Central Asia Tbk                                              2,554,000           929,641
          PT Bank NISP Tbk                                                     44,791,078         4,405,817
          PT Bank Pan Indonesia Tbk                                           113,482,661         5,348,802
          PT Berlian Laju Tanker Tbk                                           54,456,800         5,372,640
          PT Bhakti Investama Tbk                                              31,933,500           786,579
      *   PT Branta Mulia Tbk                                                     180,000            18,912
      *   PT Budi Acid Jaya Tbk                                                 6,410,000            77,175
      *   PT Charoen Pokphand Indonesia Tbk                                    13,979,000           630,974
      *   PT Clipan Finance Indonesia Tbk                                      12,461,000           450,036
      *   PT Davomas Adabi Tbk                                                 71,017,500         1,084,545
          PT Dynaplast Tbk                                                      3,040,000           470,127
      *   PT Ever Shine Textile Tbk                                            19,347,215           152,452
      *   PT Great River International Tbk                                      1,788,000            86,413
      *   PT Hero Supermarket Tbk                                                 220,000            73,003
          PT Indorama Synthetics Tbk                                            7,901,320           497,191
          PT International Nickel Indonesia Tbk                                 7,522,000        10,980,061
      *   PT Jaya Real Property Tbk                                             5,189,500         1,303,609
      *   PT Karwell Indonesia Tbk                                              1,466,500            63,171
      *   PT Kawasan Industry Jababeka Tbk                                        534,000             6,989
          PT Komatsu Indonesia Tbk                                              6,049,000         2,515,322
          PT Lautan Luas Tbk                                                    7,721,000           511,111
          PT Matahari Putra Prima Tbk                                          12,852,500           767,694
          PT Mayorah Indah Tbk                                                  8,497,572         1,068,354
          PT Medco Energi International Tbk                                    31,249,000        10,335,525
      *   PT Metrodata Electronics Tbk                                         18,582,000           174,741
      *   PT Modern Photo Tbk                                                   1,266,500            77,030
      *   PT Mutlipolar Corporation Tbk                                         3,195,000            53,502
      *   PT Panasia Indosyntec Tbk                                               403,200            21,181

      *   PT Panin Insurance Tbk                                               27,086,000           866,233
          PT Rig Tenders Indonesia Tbk                                          2,760,000           259,608
          PT Selamat Semp Tbk                                                  10,624,000           333,119
          PT Semen Gresik Tbk                                                   8,421,591        14,220,477
      *   PT Sinar Mas Agro Resources and Technology Tbk                        1,688,580           749,554
          PT Summarecon Agung Tbk                                               2,250,000           226,023
      *   PT Sunson Textile Manufacturer Tbk                                    6,012,000           192,708
      *   PT Suparma Tbk                                                        3,995,345           111,482
      *   PT Surya Dumai Industri Tbk                                           5,145,000           194,600
          PT Surya Toto Indonesia Tbk                                              46,400            29,250
          PT Tempo Scan Pacific Tbk                                             6,466,000         4,738,319
      *   PT Tigaraksa Satria Tbk                                                  68,400            26,590
          PT Timah Tbk                                                          5,855,000         1,411,102
          PT Trias Sentosa Tbk                                                 29,527,200           574,407
          PT Trimegah Sec Tbk                                                  34,298,000           521,995
          PT Tunas Ridean Tbk                                                  10,810,000           940,863
      *   PT Ultrajaya Milk Industry & Trading Co. Tbk                         13,717,500           432,252
          PT Unggul Indah Corp. Tbk                                               371,435           117,073
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $37,309,655)                                                                               81,265,589
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Indonesia Rupiah                                                                              999
                                                                                            ---------------
(Cost $1,132)
TOTAL -- INDONESIA
(Cost $37,310,787)                                                                               81,266,588
                                                                                            ---------------

THAILAND -- (3.8%)
COMMON STOCKS -- (3.8%)
      *   Adkinson Securities Public Co., Ltd. (Foreign)                        1,753,500           284,841
      *   Advance Agro Public Co., Ltd. (Foreign)                               1,859,030         1,047,792
          Amarin Plaza Public Co., Ltd. (Foreign)                               1,130,300            52,579
          Bangkok Bank Public Co., Ltd. (Foreign)                                 229,700           655,801
          Bangkok Expressway Public Co., Ltd. (Foreign)                         4,762,500         3,076,929
          Bangkok Insurance Public Co., Ltd. (Foreign)                             60,600           337,081
      *   Bangkok Land Public Co., Ltd. (Foreign)                              25,356,703           299,562
      *   Bank of Ayudhya Public Co., Ltd. (Foreign)                           13,791,900         4,311,030
          Banpu Public Co., Ltd. (Foreign)                                      1,199,400         4,457,529
          Big C Supercenter Public Co., Ltd. (Foreign)                          1,274,800           699,681
          Cal-Comp Electronics (Thailand) Public Co., Ltd.
          (Foreign)                                                             6,655,000           566,731
          Capital Nomura Securities Public Co., Ltd. (Foreign)                    370,100           473,670
          Central Plaza Hotel Public Co., Ltd. (Foreign)                          723,000           409,279
          Charoen Pokphand Foods Public Co., Ltd. (Foreign)                    19,181,540         2,020,600
          Delta Electronics (Thailand) Public Co., Ltd. (Foreign)               1,986,600           748,092
          Eastern Water Resources Development & Management Public
          Co., Ltd. (Foreign)                                                   8,590,800           790,785
          Finansa Public Co., Ltd. (Foreign)                                       47,700            22,776
      *   Golden Land Property Development Public Co., Ltd.
          (Foreign)                                                               232,500            37,195
          Hana Microelectronics Public Co., Ltd. (Foreign)                        935,000           446,444
          Hermraj Land & Development Public Co., Ltd. (Foreign)                 8,293,700           185,756
          ICC International Public Co., Ltd. (Foreign)                          2,755,000         2,788,565

      *   Jasmine International Public Co., Ltd. (Foreign)                     13,034,800           166,825
          Kang Yong Electric Public Co., Ltd. (Foreign)                           236,200           386,594
          Kasikornbank Public Co., Ltd. (Foreign)                               1,530,000         2,240,586
          KCE Electronics Public Co., Ltd. (Foreign)                              120,000            12,582
          KGI Securities One Public Co., Ltd. (Foreign)                         3,648,400           228,081
          Krung Thai Bank Public Co., Ltd. (Foreign)                           15,705,600         3,556,277
          Krungthai Card Public Co., Ltd. (Foreign)                               423,700           240,893
          Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                      545,800           617,937
          Loxley Public Co., Ltd. (Foreign)                                     3,341,100           226,961
          MBK Development Public Co., Ltd. (Foreign)                              226,700           270,612
      *   Millennium Steel Public Co., Ltd. (Foreign)                           6,139,300           246,297
          Modernform Group Public Co., Ltd. (Foreign)                              46,000            40,192
          Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)               134,300           733,808
      *   Nakornthai Strip Mill Public Co., Ltd. (Foreign)                     18,337,100           586,715
          National Finance and Securities Public Co., Ltd. (Foreign)            9,023,000         2,998,043
          National Petrochemical Public Co., Ltd. (Foreign)                     2,010,600         5,987,758
      *   Natural Park Public Co., Ltd. (Foreign)                               2,593,500            62,556
      *   Pacific Assets Public Co., Ltd. (Foreign)                               380,000            43,584
          Padaeng Industry Public Co., Ltd. (Foreign)                           1,600,800           504,313
          Quality Houses Public Co., Ltd. (Foreign)                            12,468,500           368,255
          Regional Container Lines Public Co., Ltd. (Foreign)                   6,950,000         5,302,732
          Rojana Industrial Park Public Co., Ltd. (Foreign)                       222,600            38,625
          Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                 3,316,000         1,428,255
          Saha Pathanapibul Public Co., Ltd. (Foreign)                          1,367,000           471,031
          Saha-Union Public Co., Ltd. (Foreign)                                 3,025,300         1,169,018
          Sansiri Public Co., Ltd. (Foreign)                                    1,055,400            78,447
      *   Shinawatra Satellite Public Co., Ltd. (Foreign)                         939,100           388,306
          Siam Commercial Bank Public Co., Ltd. (Foreign)                       3,474,600         4,083,489
          Siam Food Products Public Co., Ltd. (Foreign)                            97,100           114,713
          Siam Industrial Credit Public Co., Ltd. (Foreign)                     4,055,050           583,855
          Siam Makro Public Co., Ltd. (Foreign)                                   331,200           509,476
          Sri Trang Agro Industry Public Co., Ltd. (Foreign)                      119,700            56,565
      *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)               839               454
          Supalai Public Co., Ltd. (Foreign)                                      456,500            27,190
          Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                     290,000           111,346
          Thai Rayon Public Co., Ltd. (Foreign)                                    16,500           146,197
          Thai Rung Union Car Public Co., Ltd. (Foreign)                        5,386,250           914,721
          Thai Wacoal Public Co., Ltd. (Foreign)                                   93,300            74,631
      *   Tipco Asphalt Public Co., Ltd. (Foreign)                                 43,600            22,213
      *   TPI Polene Public Co., Ltd. (Foreign)                                 4,168,162         2,641,648
      *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                          1,987,600            93,925
          Tycoons Worldwide Group Public Co., Ltd. (Foreign)                    1,243,300           312,126
      *   United Communication Industry Public Co., Ltd. (Foreign)                864,400           941,415
          Vinythai Public Co., Ltd. (Foreign)                                   2,702,417           678,431
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $39,493,571)                                                                               63,420,396
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                 3,987,330                 0
      *   Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07             4,600               389
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                               389
                                                                                            ---------------

TOTAL -- THAILAND
(Cost $39,493,571)                                                                               63,420,785
                                                                                            ---------------

CZECH REPUBLIC -- (3.4%)
COMMON STOCKS -- (3.4%)
          Cesky Telecom A.S.                                                      535,201        10,020,432
          CEZ A.S.                                                              2,744,208        46,529,555
                                                                                            ---------------

TOTAL -- CZECH REPUBLIC
(Cost $49,958,001)                                                                               56,549,987
                                                                                            ---------------

POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
      *   Amica Wronki SA                                                         174,355         1,613,850
      *   Bank Ochrony Srodowiska SA                                                4,447            65,007
          Bank Przemyslowo Handlowy BPH                                             9,050         1,371,186
          Bank Zackodni WBK SA                                                     31,975           871,593
          Big Bank Gdanski SA                                                   6,347,135         5,863,786
      *   Budimex SA                                                              124,553         1,820,779
          Debica SA                                                                69,146         1,695,816
      *   Echo Investment SA                                                       24,869           648,663
          Elektrobudowa SA                                                         31,748           219,405
      *   Fabryki Mebli Forte SA                                                   36,826           117,680
      *   Huta Ferrum SA                                                            4,233            11,142
      *   Impexmetal SA                                                           241,068         2,905,734
      *   Lentex SA                                                               139,083           610,630
      *   Mostostal Export SA                                                     654,595           204,212
      *   Mostostal Warszawa SA                                                   183,300           332,934
      *   Mostostal Zabrze Holding SA                                             140,376            29,909
          Netia Holdings SA                                                     2,929,680         3,299,490
          Orbis SA                                                                668,253         4,509,090
          Polifarb Cieszyn Wroclaw SA                                             929,467         1,874,763
          Polski Koncern Naftowy Orlen SA                                       1,699,007        23,039,907
      *   Prokom Software SA                                                       34,197           967,611
          Przedsiebiorstwo Farmaceutyczne JELFA SA                                139,333         2,402,578
      *   Raciborska Fabryka Kotlow SA                                            291,972         1,036,405
      *   Stalexport SA                                                           422,172           222,749
      *   Ster-Projekt SA                                                         189,938           424,423
                                                                                            ---------------
TOTAL -- POLAND
(Cost $52,569,461)                                                                               56,159,342
                                                                                            ---------------

CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
          Banco de Credito e Inversiones SA Series A                               54,733         1,115,756
          Banmedica SA                                                            347,000           255,606
          CAP SA (Compania de Aceros del Pacifico)                                199,310         2,210,762
          Cementos Bio-Bio SA                                                      62,327           138,267

          Cervecerias Unidas SA                                                   143,000           667,562
          Consumidores de Gas de Santiago SA                                      103,000           485,225
          COPEC (Cia de Petroleos de Chile)                                       947,488         7,677,290
          Cristalerias de Chile SA                                                 14,500           134,133
          CTI SA (Cia Tecno Industrial)                                         4,900,000           105,261
          Empresa Nacional de Electricidad SA                                   2,694,503         2,067,901
          Empresa Nacional de Telecomunicaciones SA                                86,880           840,150
          Empresas CMPC SA                                                        286,547         6,234,085
      *   Empresas Iansa SA                                                     4,994,997           239,589
          Enersis SA                                                           11,659,592         2,148,161
          Industrias Forestales Inforsa SA                                      2,387,597           511,672
      *   Inversiones Frimetal SA                                               4,900,000                 0
      *   Madeco Manufacturera de Cobre SA                                      1,450,969           131,240
          Maderas y Sinteticos SA                                               1,414,095           782,421
          Minera Valparaiso SA                                                      7,500           110,492
          Parque Arauco SA                                                        543,207           316,386
          Sociedad Industrial Pizarreno SA                                         63,000           118,068
          Sociedad Quimica y Minera de Chile SA Series A                           43,364           404,929
          Sociedad Quimica y Minera de Chile SA Series B                          945,090         8,127,207
          Soquimic Comercial SA                                                   150,000            53,447
          Sud Americana de Vapores SA                                             410,000           895,503
          Telecomunicaciones de Chile SA Series A                                 477,600         1,178,148
          Telecomunicaciones de Chile SA Series B                                 372,166           908,499
          Vina de Concha y Toro SA                                                350,000           524,026
          Vina San Pedro SA                                                     4,500,000            49,722
          Vina Sta Carolina SA Series A                                           163,489           103,653
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,472,515)                                                                               38,535,161
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Chilean Pesos                                                                             825,466
                                                                                            ---------------
(Cost $833,933)
TOTAL -- CHILE
(Cost $20,306,448)                                                                               39,360,627
                                                                                            ---------------

ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
          Acindar Industria Argentina de Aceros SA Series B                     2,261,067         4,726,149
      *   Alpargatas SA Industrial y Comercial                                      6,363             7,657
          Banco del Sud Sociedad Anonima Series B                                 310,563           414,676
      *   Banco Frances del Rio de la Plata SA                                    353,379           785,245
      *   Banco Suquia SA                                                         327,868            53,507
      *   Capex SA Series A                                                       131,575           249,428
          Celulosa Argentina SA Series B                                           10,843            12,798
      *   Central Costanera SA Series B                                           261,000           292,566
      *   Central Puerto SA Series B                                              161,000            91,297
          Cresud SA Comercial Industrial Financiera y Agropecuaria                535,252           663,515
          DYCASA SA (Dragados y Construcciones Argentina) Series B                 55,000            58,479
      *   Garovaglio y Zorraquin SA                                                65,800            11,281
      *   Grupo Financiero Galicia SA Series B                                  2,067,935         1,704,439
      *   IRSA Inversiones y Representaciones SA                                1,257,197         1,500,433

      *   Juan Minetti SA                                                         806,693           885,640
          Ledesma S.A.A.I.                                                        885,405           519,597
      *   Metrogas SA Series B                                                    176,000            78,334
      *   Molinos Rio de la Plata SA Series B                                     541,214           829,711
      *   Polledo SA Industrial y Constructora y Financiera                        50,000            11,045
      *   Renault Argentina SA                                                  2,501,957           680,516
          Siderar S.A.I.C. Series A                                               645,512         4,724,567
      *   Sol Petroleo SA                                                         173,000            45,002
          Solvay Indupa S.A.I.C.                                                1,334,322         1,803,637
      *   Telecom Argentina Stet-France SA Series B                               476,600         1,104,623
          Tenaris SA                                                            1,660,259        10,947,388
      *   Transportadora de Gas del Sur SA Series B                               660,500           783,935
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,009,344)                                                                               32,985,465
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Argentine Peso                                                                            471,019
                                                                                            ---------------
(Cost $464,426)
TOTAL -- ARGENTINA
(Cost $19,473,770)                                                                               33,456,484
                                                                                            ---------------

HUNGARY -- (1.9%)
COMMON STOCKS -- (1.9%)
      *   Danubius Hotel & Spa RT                                                 172,246         3,880,595
          Egis RT                                                                  80,537         6,922,410
      *   Fotex First Hungarian-American Photo Service Co.                      2,356,737         2,847,869
      *   Globus Konzervipari RT                                                  349,690           642,730
      *   Magyar Olay-Es Gazipari RT                                               85,309         6,337,524
      *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                      100,770           623,336
      *   North American Business Industries RT                                   121,832           150,221
      *   Pannonplast P.L.C.                                                      138,882         1,007,553
      *   Raba Hungarian Railway Carriage & Machine Works                         482,083         1,542,686
      *   Synergon Information Systems Ltd., Budapest                             247,161           574,863
      *   Tiszai Vegyi Kombinat RT                                                253,242         7,124,115
                                                                                            ---------------
TOTAL -- HUNGARY
(Cost $22,009,258)                                                                               31,653,902
                                                                                            ---------------

PHILIPPINES -- (1.7%)
COMMON STOCKS -- (1.7%)
          Aboitiz Equity Ventures, Inc.                                         5,782,000           522,478
          Alaska Milk Corp.                                                     7,953,000           467,737
      *   Alsons Consolidated Resources, Inc.                                  16,904,000           139,699
          Bacnotan Consolidated Industries, Inc.                                1,696,970           357,682
      *   Belle Corp.                                                          30,800,000           662,645
      *   Cebu Holdings, Inc.                                                   7,763,250           132,430
      *   Digital Telecommunications (Philippines), Inc.                      131,630,000         2,649,493
          Equitable PCI Bank, Inc.                                              2,841,900         2,704,664
      *   Fil-Estate Land, Inc.                                                 3,196,340            32,584

      *   Filinvest Development Corp.                                           5,283,500           119,874
      *   Filinvest Land, Inc.                                                151,904,100         3,949,168
      *   Filipina Water Bottling Corp.                                         5,471,786                 0
      *   First E-Bank Corp.                                                      409,000             6,236
          Keppel Philippines Marine, Inc.                                       9,725,165           107,080
      *   Kuok Philippine Properties, Inc.                                      4,300,000            15,762
      *   Megaworld Properties & Holdings, Inc.                               179,870,000         4,538,174
          Metro Bank and Trust Co.                                                349,020           188,121
      *   Mondragon International Philippines, Inc.                             2,464,000             5,645
          Petron Corp.                                                         15,160,000           914,937
      *   Philippine National Bank                                              3,619,900         2,318,452
      *   Philippine National Construction Corp.                                  398,900            24,675
      *   Philippine Realty & Holdings Corp.                                   20,930,000            69,051
          Philippine Savings Bank                                               1,095,390           662,534
      *   Prime Orion Philippines, Inc.                                        14,400,000            59,384
      *   RFM Corp.                                                             2,488,200            36,484
          Robinson's Land Corp. Series B                                       16,019,000         1,421,571
          Security Bank Corp.                                                   2,713,200         1,456,174
          SM Development Corp.                                                 21,996,400           628,640
      *   Solid Group, Inc.                                                    19,668,000           176,903
          Soriano (A.) Corp.                                                   20,195,000           735,218
          Union Bank of the Philippines                                           547,400           285,632
          Universal Robina Corp.                                               16,140,300         3,856,760
      *   Urban Bank, Inc.                                                         14,950               171
                                                                                            ---------------

TOTAL -- PHILIPPINES
(Cost $28,352,717)                                                                               29,246,058
                                                                                            ---------------

INDIA -- (1.0%)
COMMON STOCKS -- (1.0%)
      *   Adani Exports, Ltd.                                                     257,879           375,437
      *   Alok Industries, Ltd.                                                   150,255           231,089
      *   Apollo Tyres, Ltd.                                                       35,681           226,298
      *   Arvind Mills, Ltd.                                                      223,393           724,231
      *   Aurobindo Pharmaceuticals, Ltd.                                          58,049           389,885
      *   Ballarpur Industries, Ltd.                                              185,719           509,580
      *   BASF India, Ltd.                                                         16,868            79,279
      *   Chambal Fertilizers & Chemicals, Ltd.                                   464,217           338,029
      *   Deepak Fertilizers & Petrochemicals Corp., Ltd.                          96,707           146,866
      *   Dr. Reddy's Laboratories, Ltd.                                          104,746         1,727,839
      *   E.I.D. - Parry (India), Ltd.                                             53,405           149,107
      *   Electrosteel Casings, Ltd.                                                9,689            94,414
      *   Essel Propack, Ltd.                                                      15,830           116,939
      *   Federal Bank, Ltd.                                                       75,231           285,027
      *   Finolex Cables, Ltd.                                                     21,901           112,661
      *   Finolex Industries, Ltd.                                                 74,213           131,989
      *   Great Eastern Shipping Co., Ltd.                                        268,708           958,785
      *   GTL, Ltd.                                                                86,203           197,065
      *   Gujarat Alkalies & Chemicals, Ltd.                                       43,945           133,900
      *   Gujarat State Fertilisers & Chemicals, Ltd.                              91,254           243,840
      *   Himachal Futuristic Communications, Ltd.                                556,774           239,626
      *   India Cements, Ltd.                                                     141,720           242,958

      *   Indian Hotels Co., Ltd.                                                  34,848           531,952
          Indian Petrochemicals Corp., Ltd.                                       211,545           788,682
      *   Indian Rayon & Industries, Ltd.                                          15,834           161,045
      *   IndusInd Bank, Ltd.                                                     173,729           243,872
      *   Industrial Development Bank of India, Ltd.                              329,966           704,232
      *   Ingersoll-Rand (India), Ltd.                                             15,956            96,577
      *   Ispat Industries, Ltd.                                                  791,903           374,379
      *   J.B. Chemicals & Pharmaceuticals, Ltd.                                   48,049            97,512
          Jammu & Kashmir Bank, Ltd.                                               29,022           222,917
      *   Jindal Stainless, Ltd.                                                  125,668           284,734
      *   LIC Housing Finance, Ltd.                                                50,824           277,793
      *   Mahavir Spinning Mills, Ltd.                                             15,408           131,452
      *   Mahindra & Mahindra, Ltd.                                               109,940         1,284,307
      *   Moser Baer (India), Ltd.                                                 94,953           464,712
      *   MRF, Ltd.                                                                 2,143           121,315
      *   Nagarjuna Fertilizers & Chemicals, Ltd.                                 247,572            80,515
      *   NIIT, Ltd.                                                               19,941            88,775
      *   Nirma, Ltd.                                                              16,550           148,829
      *   Orchid Chemicals & Phamaceuticals, Ltd.                                  37,024           271,410
      *   Pentamedia Graphics, Ltd.                                               383,284            68,705
      *   Polaris Software Lab, Ltd.                                               58,650           135,481
      *   Punjab Tractors, Ltd.                                                    38,385           167,588
          Raymond, Ltd.                                                            45,243           354,032
      *   SRF, Ltd.                                                                78,441           242,425
      *   Tata Chemicals, Ltd.                                                    170,715           695,492
      *   Tata Tea, Ltd.                                                           44,990           589,781
      *   Tube Investments of India, Ltd.                                          19,300           136,466
      *   Videsh Sanchar Nigam, Ltd.                                              120,042           570,474
                                                                                            ---------------
TOTAL -- INDIA
(Cost $16,797,895)                                                                               16,990,298
                                                                                            ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
      *   TTI Team Telecom International, Ltd.                                     16,590            38,323
                                                                                            ---------------
TOTAL -- UNITED STATES
(Cost $34,900)                                                                                       38,323
                                                                                            ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
      *   Euro Currency                                                                                 414
                                                                                            ---------------
TOTAL -- EMU
(Cost $284)                                                                                             414
                                                                                            ---------------

                                                                               FACE
                                                                              AMOUNT            VALUE +
                                                                          ---------------   ---------------
                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.0%)
            Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
            06/01/05 (Collateralized by $878,000 FNMA Notes 2.95%,
            11/14/07, valued at $876,903) to be repurchased at
            $863,069                                                      $           863           863,000
                                                                                            ---------------
      TOTAL TEMPORARY CASH INVESTMENTS
      (Cost $863,000)                                                                               863,000
                                                                                            ---------------
TOTAL INVESTMENTS - (100.0%)
(Cost $1,208,588,829)                                                                       $ 1,686,657,735
                                                                                            ---------------

----------
+   Securities have been fair valued. See Note B to Financial Statements.
*   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value                                                $     1,686,658
Cash                                                                             15
Receivables:
   Investment Securities Sold                                                   617
   Dividends and Interest                                                     9,845
   Fund Shares Sold                                                             104
Prepaid Expenses and Other Assets                                                 7
                                                                    ---------------
     Total Assets                                                         1,697,246
                                                                    ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                              114
   Fund Shares Redeemed                                                       2,629
   Due to Advisor                                                               140
Deferred Thailand Capital Gains Tax                                           4,312
Deferred Chilean Repatriation Tax                                               237
Accrued Expenses and Other Liabilities                                          316
                                                                    ---------------
     Total Liabilities                                                        7,748
                                                                    ---------------
NET ASSETS                                                          $     1,689,498
                                                                    ===============
SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                               58,811,655
                                                                    ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $         28.73
                                                                    ===============
Investments at Cost                                                 $     1,208,589
                                                                    ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,760)              $        31,477
   Interest                                                                     198
                                                                    ---------------
          Total Investment Income                                            31,675
                                                                    ---------------
EXPENSES
   Investment Advisory Services                                                 761
   Accounting & Transfer Agent Fees                                             434
   Custodian Fees                                                               919
   Legal Fees                                                                    15
   Audit Fees                                                                    11
   Shareholders' Reports                                                         49
   Directors' Fees and Expenses                                                   5
   Other                                                                         37
                                                                    ---------------
          Total Expenses                                                      2,231
                                                                    ---------------
   NET INVESTMENT INCOME (LOSS)                                              29,444
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                     7,388
   Net Realized Gain (Loss) on Foreign Currency Transactions                 (1,918)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                             42,126
      Translation of Foreign Currency Denominated Amounts                        84
   Deferred Thailand Capital Gains Tax                                           56
                                                                    ---------------

NET GAIN (LOSS)                                                              47,736
                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $        77,180
                                                                    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS            YEAR
                                                                                   ENDED              ENDED
                                                                                  MAY 31,            NOV.30,
                                                                                   2005               2004
                                                                              ---------------    ---------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $        29,444    $        19,845
   Net Realized Gain (Loss) on Investment Securities Sold                               7,388             26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                           (1,918)            (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       42,126            294,842
      Translation of Foreign Currency Denominated Amounts                                  84                 36
   Deferred Thailand Capital Gains Tax                                                     56              1,032
                                                                              ---------------    ---------------
          Net Increase (Decrease) in Net Assets Resulting from Operations              77,180            341,189
                                                                              ---------------    ---------------
Distributions From:
   Net Investment Income                                                              (10,321)           (15,246)
   Net Short-Term Gains                                                                (1,386)                --
   Net Long-Term Gains                                                                (24,479)            (6,727)
                                                                              ---------------    ---------------
          Total Distributions                                                         (36,186)           (21,973)
                                                                              ---------------    ---------------
Capital Share Transactions (1):
   Shares Issued                                                                      468,527            283,404
   Shares Issued in Lieu of Cash Distributions                                         32,560             19,331
   Shares Redeemed                                                                    (25,533)           (66,724)
                                                                              ---------------    ---------------
          Net Increase (Decrease) from Capital Share Transactions                     475,554            236,011
                                                                              ---------------    ---------------
          Total Increase (Decrease)                                                   516,548            555,227
NET ASSETS
   Beginning of Period                                                              1,172,950            617,723
                                                                              ---------------    ---------------
   End of Period                                                              $     1,689,498    $     1,172,950
                                                                              ===============    ===============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                      15,977             12,545
    Shares Issued in Lieu of Cash Distributions                                         1,169                905
    Shares Redeemed                                                                      (875)            (3,000)
                                                                              ---------------    ---------------
                                                                                       16,271             10,450
                                                                              ===============    ===============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS          YEAR            YEAR            YEAR           YEAR           YEAR
                                            ENDED            ENDED           ENDED           ENDED          ENDED          ENDED
                                           MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                            2005             2004            2003            2002           2001           2000
                                         -----------      -----------     -----------     ----------     ----------     ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     27.57      $     19.25     $     12.81     $    12.28     $    14.14     $    20.88
                                         -----------      -----------     -----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.51             0.52            0.33           0.23           0.38           0.19
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 1.48             8.42            6.45           0.83          (0.92)         (5.75)
                                         -----------      -----------     -----------     ----------     ----------     ----------
      Total from Investment Operations          1.99             8.94            6.78           1.06          (0.54)         (5.56)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.23)           (0.41)          (0.34)         (0.32)         (0.33)         (0.16)
   Net Realized Gains                          (0.60)           (0.21)             --          (0.21)         (0.99)         (1.02)
                                         -----------      -----------     -----------     ----------     ----------     ----------
      Total Distributions                      (0.83)           (0.62)          (0.34)         (0.53)         (1.32)         (1.18)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     28.73      $     27.57     $     19.25     $    12.81     $    12.28     $    14.14
==================================================================================================================================
Total Return                                    7.29%#          47.38%          53.30%          8.79%         (4.34)%       (28.02)%
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)    $ 1,689,498      $ 1,172,950     $   617,723     $  345,597     $  279,096     $  295,276
Ratio of Expenses to Average Net
   Assets                                       0.29%*           0.34%           0.42%          0.40%          0.52%          0.54%
Ratio of Net Investment Income to
   Average Net Assets                           3.88%*           2.33%           2.39%          1.67%          3.16%          1.46%
Portfolio Turnover Rate                            1%#              8%             10%            15%            19%            19%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.   ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates.

Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $23,156.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2005, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases                                                      $    478,127
Sales                                                               16,260

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.   FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                            ORDINARY
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                              GAINS      CAPITAL GAIN      TOTAL
                                           ----------    ------------    ---------
2004                                       $   15,246    $      6,727    $  21,973
2003                                           10,213              --       10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     TOTAL NET
                                                   DISTRIBUTABLE
                    UNDISTRIBUTED   UNDISTRIBUTED    EARNINGS
                    NET INVESTMENT   NET REALIZED  (ACCUMULATED
                        INCOME      CAPITAL GAINS     LOSSES)
                    --------------  -------------  -------------
                    $        5,282  $      24,032  $      29,314

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $1,967,765 and $2,725,434 , respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                  UNREALIZED
                     FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION/
                    TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                  -----------    ------------    ------------    --------------
                  $ 1,209,474    $    544,700    $    (67,516)   $      477,184

F.   COMPONENTS OF NET ASSETS:

     At May 31, 2005 net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                                                                APPRECIATION
                                      ACCUMULATED    ACCUMULATED                (DEPRECIATION)   UNREALIZED
                      ACCUMULATED    NET REALIZED   NET REALIZED    DEFERRED    OF INVESTMENT      NET
                          NET         GAIN (LOSS)     FOREIGN       THAILAND     SECURITIES       FOREIGN
         PAID-IN      INVESTMENT     OF INVESTMENT    EXCHANGE       CAPITAL     AND FOREIGN     EXCHANGE        TOTAL
         CAPITAL     INCOME (LOSS)    SECURITIES     GAIN (LOSS)    GAINS TAX     CURRENCY      GAIN (LOSS)   NET ASSETS
      ------------   -------------   -------------  -------------   ----------  --------------  -----------  -------------
      $  1,192,574   $      21,018   $       3,961  $      (1,918)  $   (4,312)  $     478,069  $       106  $   1,689,498

G.   FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.   LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2005.

I.   CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.


By:     /s/ David G. Booth
        -------------------------------------
        David G. Booth
        Chairman, Director, President,
        Chief Executive Officer and Chief Investment Officer

Date:  August 4, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ David G. Booth
        -------------------------------------
        David G. Booth
        Principal Executive Officer
        Dimensional Emerging Markets Value Fund Inc.

Date:  August 4, 2005


By:     /s/ Michael T. Scardina
        -------------------------------------
        Michael T. Scardina
        Principal Financial Officer
        Dimensional Emerging Markets Value Fund Inc.

Date:  August 4, 2005